UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Universal
Trust
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Financial Highlights and Schedule of Investments 5
Financial Statements 30
Notes to Financial Statements 34
Important Information to Shareholders 44
Annual Meeting of Shareholders 45
Dividend Reinvestment and Cash Purchase Plan 46
Shareholder Information 48
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Universal Trust
Dear Shareholder,
This semiannual report for Franklin Universal Trust covers
the period ended February 29, 2024. Effective January 1,
2024, the Fund changed its reference index from the Credit
Suisse (CS) High Yield Index to the ICE BofA US High Yield
Constrained Index.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Performance Overview
For the six months under review, the Fund’s cumulative
total returns were +4.26% based on net asset value and
-0.30% based on market price. For comparison, the ICE
BofA US High Yield Constrained Index, which tracks the
performance of U.S. dollar-denominated below investment-
grade corporate debt publicly issues in the U.S. domestic
market, posted a +6.15% cumulative total return
1
. The Fund
previously compared performance to the Credit Suisse (CS)
High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt
traded in the U.S. credit market, which posted a +6.03%
cumulative total return
1
. Utilities stocks, as measured by
the Standard & Poor’s
®
(S&P
®
) 500 Utilities Index, which
consists of all utility stocks in the S&P 500
®
Index, posted
a +0.48% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary on page 3 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
Portfolio Composition
2/29/24
% of Total
Investments
Corporate Bonds 59.3%
Common Stocks 34.9%
Marketplace Loans 3.2%
Other
*
0.5%
Short-Term Investments 2.1%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
2/29/24
Issuer
% of Total
Net Assets
a a
Sempra 3.4%
NextEra Energy, Inc. 3.4%
American Electric Power Co., Inc. 3.0%
CMS Energy Corp. 2.4%
Alliant Energy Corp. 2.1%
Duke Energy Corp. 2.0%
Constellation Energy Corp. 2.0%
Evergy, Inc. 1.9%
Southern Co. (The) 1.9%
CenterPoint Energy, Inc. 1.8%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 29, 2024
Franklin Universal Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price
4
6-Month +4.26% -0.30% +4.26% -0.30%
1-Year +6.11% -2.74% +6.11% -2.74%
5-Year +21.82% +28.71% +4.03% +5.18%
10-Year +60.42% +70.28% +4.84% +5.47%
See page 4 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
Share Prices
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determi-
native factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Symbol: FT 2/29/24 8/31/23 Change
Net Asset Value (NAV) $7.41 $7.36 +$0.05
Market Price (NYSE) $6.48 $6.76 -$0.28
Distributions
(9/1/23–2/29/24)
Net Investment
Income
$0.2550

Franklin Universal Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.36 $8.08 $8.92 $8.12 $8.57 $7.99
Income from investment operations:
Net investment income
a
............. 0.18 0.43 0.41 0.38 0.41 0.38
Net realized and unrealized gains (losses) 0.13 (0.58) (0.70) 0.85 (0.48) 0.58
Total from investment operations ........ 0.31 (0.15) (0.29) 1.23 (0.07) 0.96
Less distributions from:
Net investment income .............. (0.26) (0.31) (0.51) (0.43) (0.38) (0.38)
Net realized gains ................. — (0.05) (0.04) — (—)
b
—
Tax return of capital ................ — (0.21) — — — —
Total distributions ................... (0.26) (0.57) (0.55) (0.43) (0.38) (0.38)
Net asset value, end of period .......... $7.41 $7.36 $8.08 $8.92 $8.12 $8.57
Market value, end of period
c
........... $6.48 $6.76 $8.00 $8.59 $7.00 $7.37
Total return (based on net asset value per
share)
d
........................... 4.26% (1.81)% (3.41)% 15.33% (0.67)% 12.40%
Total return (based on market value per
share)
d
........................... (0.30)% (8.24)% (0.36)% 29.55% 0.25% 15.02%
Ratios to average net assets
Expenses before waiver and payments by
affiliates .......................... 3.38% 2.78% 2.57% 2.50% 2.49% 2.45%
Expenses net of waiver and payments by
affiliates .......................... 3.37% 2.77%
e
2.57%
e,f
2.50%
e,f
2.49%
e,f
2.44%
e
Net investment income ............... 5.01% 5.66% 4.85% 4.38% 5.01% 4.69%
Supplemental data
Net assets, end of period (000’s) ........ $186,252 $184,859 $203,053 $224,246 $204,094 $215,292
Portfolio turnover rate ................ 10.24% 17.73% 22.29% 36.58% 35.26% 21.70%
Total outstanding borrowings on credit
facility at end of period (000’s) .......... $60,000 $— $— $— $— $—
Total debt outstanding at end of period
(000's) ........................... $— $65,000 $65,000 $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt ...... $4,104 $3,844 $4,124 $4,450 $4,140 $4,312
Average amount of senior fixed rate Notes
per share during the period ............ $— $2.59 $2.59 $2.59 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments (unaudited), February 29, 2024
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 45.9%
Electric Utilities 24.4%
Alliant Energy Corp. ................................... United States 80,000 $ 3,820,000
American Electric Power Co., Inc. ......................... United States 65,000 5,537,350
Constellation Energy Corp. .............................. United States 21,666 3,649,638
Duke Energy Corp. .................................... United States 40,000 3,673,200
Edison International ................................... United States 36,000 2,448,720
Entergy Corp. ........................................ United States 30,000 3,047,100
Evergy, Inc. .......................................... United States 72,000 3,566,880
Exelon Corp. ......................................... United States 65,000 2,329,600
FirstEnergy Corp. ..................................... United States 61,000 2,233,210
NextEra Energy, Inc. ................................... United States 115,000 6,346,850
Pinnacle West Capital Corp. ............................. United States 25,000 1,708,250
PPL Corp. ........................................... United States 24,500 646,065
Southern Co. (The) .................................... United States 53,000 3,564,250
Xcel Energy, Inc. ...................................... United States 55,000 2,897,950
45,469,063
Independent Power and Renewable Electricity Producers 1.2%
a
Talen Energy Corp. .................................... United States 21,116 1,579,477
a
Talen Energy Corp. .................................... United States 9,400 703,120
2,282,597
Metals & Mining 2.5%
BHP Group Ltd., ADR .................................. Australia 25,185 1,444,108
Freeport-McMoRan, Inc. ................................ United States 80,380 3,039,168
South32 Ltd., ADR .................................... Australia 10,074 96,307
4,579,583
Multi-Utilities 16.2%
CenterPoint Energy, Inc. ................................ United States 122,800 3,377,000
CMS Energy Corp. .................................... United States 78,000 4,474,860
Consolidated Edison, Inc. ............................... United States 35,000 3,052,350
Dominion Energy, Inc. .................................. United States 65,000 3,108,950
DTE Energy Co. ...................................... United States 30,000 3,250,500
NiSource, Inc. ........................................ United States 60,000 1,563,600
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,808,000
Sempra ............................................. United States 90,000 6,354,000
WEC Energy Group, Inc. ................................ United States 28,000 2,197,720
30,186,980
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. .................................. United States 245 1,480
Birch Permian Holdings, Inc. ............................. United States 32,490 312,716
California Resources Corp. .............................. United States 27 1,409
Chesapeake Energy Corp. .............................. United States 1,871 154,881
DT Midstream, Inc. .................................... United States 15,000 864,450
Enbridge, Inc. ........................................ Canada 39,360 1,354,771
Woodside Energy Group Ltd., ADR ........................ Australia 9,101 179,472
2,869,179
Total Common Stocks (Cost $37,332,164) ......................................
85,387,402
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 580,250
Total Preferred Stocks (Cost $598,125) .........................................
580,250

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 64 $ 1,076
Total Warrants (Cost $–) ......................................................
1,076
Principal
Amount
*
Corporate Bonds 78.0%
Automobile Components 2.5%
b,c
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 700,000 737,583
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 400,000 408,227
b
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 259,481
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 575,889
b,c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 1,400,000 1,258,399
c
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 909,841
Senior Note, 5%, 7/15/29 ............................. United States 600,000 552,937
4,702,357
Automobiles 0.6%
b,c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,100,000 1,058,584
Banks 0.5%
d,e
JPMorgan Chase & Co. , R , Junior Sub. Bond , FRN , 8.868% ,
( 3-month SOFR + 3.562% ), Perpetual .................... United States 900,000 906,001
Beverages 0.3%
b,c
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 635,638
Biotechnology 0.2%
b
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 365,725
Building Products 2.5%
b,c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 500,000 500,498
b,c
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 600,000 629,250
b
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 270,684
b,c
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 499,402
b,c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 900,000 904,275
b,c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................... United States 1,200,000 1,272,923
b
Standard Industries, Inc. ,
c
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 472,316
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 89,252
4,638,600
Capital Markets 0.7%
b,c
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 396,293
b,c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 500,000 460,575
b,f
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 500,000 506,753
1,363,621

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 3.0%
b,g,h
Anagram Holdings LLC / Anagram International, Inc. , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 257,209 $ 5,138
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 216,594
b
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 487,617
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 200,000 181,473
b,c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,381,157
b,c
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 985,026
b,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 210,000 171,309
b,c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 1,200,000 1,201,656
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,000 32,256
b,c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 921,445
5,583,671
Commercial Services & Supplies 2.2%
b,c
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 1,200,000 1,193,195
b,c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 761,617
b,c
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 .............. United States 500,000 467,680
b,c
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 549,933
b,c
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,081,156
4,053,581
Communications Equipment 0.5%
b
CommScope, Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 641,656
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 ................ United States 300,000 211,125
852,781
Construction & Engineering 0.6%
b,c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 277,178
b,c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 754,931
1,032,109
Consumer Finance 1.8%
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 1,100,000 1,090,505
c
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............ United States 1,400,000 1,471,708
b,c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 828,144
3,390,357
Consumer Staples Distribution & Retail 0.8%
b,c
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 800,000 713,550
b,c
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 700,000 713,125
1,426,675
Containers & Packaging 3.8%
b,c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 435,868
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 792,267
b,c
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 300,000 300,447
b,c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 1,500,000 1,460,420
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 1,000,000 1,013,942
b,c
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 375,000 374,457

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b,c
Owens-Brockway Glass Container, Inc., (continued)
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 800,000 $ 811,792
b
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 278,306
b,c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,119,108
b,c
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 487,908
7,074,515
Distributors 0.4%
b,c
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 500,000 526,250
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 300,000 307,410
833,660
Diversified Consumer Services 0.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 721,640
b,c
Wand NewCo 3, Inc. , Senior Secured Note , 144A, 7.625% , 1/30/32 United States 800,000 822,676
1,544,316
Diversified REITs 1.1%
b
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 676,448
b,c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 758,939
b,c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 659,134
2,094,521
Diversified Telecommunication Services 2.0%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 452,681
c
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,411,697
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 161,048
b,c
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 792,185
b,c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 962,500
3,780,111
Electric Utilities 0.7%
b
Vistra Operations Co. LLC ,
c
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 900,000 877,976
c
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 365,303
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 100,000 103,526
1,346,805
Electrical Equipment 1.4%
b,c
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 400,000 410,933
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 500,000 509,388
b,c
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 907,863
b,c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 738,879
2,567,063
Electronic Equipment, Instruments & Components 0.2%
b,c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 445,694

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 3.0%
b
CSI Compressco LP / CSI Compressco Finance, Inc. ,
g
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 982,453 $ 1,028,520
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 402,708
b,c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 900,000 906,938
b
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 700,000 713,192
b,c
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 591,462
b
Nabors Industries, Inc. , Senior Note , 144A, 9.125% , 1/31/30 ..... United States 300,000 307,728
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .......
United States 300,000 295,260
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 100,000 102,707
b
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 720,000 739,846
b,c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 500,000 518,777
5,607,138
Entertainment 0.4%
b,c
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 800,000 828,129
Financial Services 3.4%
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ........................................... United States 300,000 304,938
b
GGAM Finance Ltd. ,
Senior Note, 144A, 8%, 2/15/27 ........................ Ireland 200,000 205,119
Senior Note, 144A, 8%, 6/15/28 ........................ Ireland 700,000 724,740
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ........................ United States 600,000 576,579
Senior Note, 144A, 9.5%, 2/15/29 ....................... United States 900,000 910,176
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 300,000 290,168
b
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,100,000 878,696
b,c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 1,100,000 1,008,743
b
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 600,000 586,875
Senior Note, 144A, 5%, 10/01/29 ....................... United States 300,000 251,571
c
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 600,000 601,243
6,338,848
Food Products 1.6%
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ..................... United States 200,000 201,288
c
Senior Secured Note, 144A, 4.625%, 11/15/28 ............. United States 800,000 740,640
b
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 200,000 197,220
c
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ........... United States 1,100,000 1,159,812
b,c
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 294,780
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 400,000 364,252
2,957,992
Ground Transportation 0.8%
b,c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 784,246
b,c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 700,000 712,242
1,496,488

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.7%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 400,000 $ 418,500
b,c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 500,000 462,966
b,c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 400,000 424,455
1,305,921
Health Care Providers & Services 3.0%
c
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 409,978
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 441,114
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 409,448
b
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 313,345
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 258,311
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 500,000 509,775
b,c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,056,704
b,c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 1,000,000 901,176
b
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 73,861
c
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................... United States 700,000 694,127
b
Senior Secured Note, 144A, 6.75%, 5/15/31 ............... United States 500,000 505,000
5,572,839
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 178,345
Hotel & Resort REITs 0.2%
b,c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
7.25% , 7/15/28 ..................................... United States 300,000 307,522
Hotels, Restaurants & Leisure 5.5%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 400,000 351,694
b,h,i
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 —
b
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 800,000 825,000
b,c
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 300,000 307,575
Senior Secured Note, 144A, 6.5%, 2/15/32 ................ United States 800,000 806,486
b,c
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 200,000 202,748
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,482,449
b,c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 400,000 436,650
b,c
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 694,519
b,c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,300,000 1,149,452
b
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 293,250
b
Royal Caribbean Cruises Ltd. ,
c
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 500,000 494,762
c
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 700,000 757,689
f
Senior Note, 144A, 6.25%, 3/15/32 ...................... United States 300,000 300,989
b,c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 400,000 373,265
b
Viking Cruises Ltd. ,
Senior Note, 144A, 5.875%, 9/15/27 ..................... United States 300,000 293,496
Senior Note, 144A, 7%, 2/15/29 ........................ United States 600,000 600,301

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b,c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 800,000 $ 826,646
10,196,971
Household Durables 2.4%
b,c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,363,927
b,c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 500,000 520,019
b,c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 800,000 839,000
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 536,044
b,c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,211,145
4,470,135
Independent Power and Renewable Electricity Producers 1.8%
b,c
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 805,552
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 644,955
b
Clearway Energy Operating LLC ,
c
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 334,982
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 400,000 374,463
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 253,307
b
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 862,268
3,275,527
Insurance 0.9%
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ..................... United States 300,000 291,729
Senior Secured Note, 144A, 7%, 1/15/31 .................. United States 500,000 498,397
b,c
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 800,000 836,572
1,626,698
IT Services 1.8%
b,c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 453,754
b
Gartner, Inc. ,
c
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 473,787
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 179,384
c
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 265,794
b,c
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,057,057
b,c
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 888,165
3,317,941
Life Sciences Tools & Services 0.6%
b,c
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 1,000,000 1,023,750
Machinery 1.6%
b,c
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 1,300,000 1,187,661
b,c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 800,000 857,482
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................
United States 600,000 600,832
b
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 300,000 300,240
2,946,215

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 3.3%
b,c
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 $ 400,356
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 259,684
c
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 500,000 414,280
c
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 400,000 374,456
c
Senior Secured Note, 144A, 9%, 9/15/28 .................. United States 500,000 521,848
b
CSC Holdings LLC ,
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 213,600
c
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 700,000 722,932
Senior Note, 144A, 11.75%, 1/31/29 ..................... United States 500,000 522,974
b,h
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 40,687
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 800,000 46,500
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 188,914
b,c
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 425,758
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 180,930
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ..................... United States 100,000 88,847
Senior Note, 144A, 5%, 8/15/27 ........................ United States 100,000 96,279
b,c
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 487,624
b,c
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 541,161
b,c
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 600,000 526,677
6,053,507
Metals & Mining 1.6%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ...................... United States 700,000 720,265
c
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 700,000 614,025
b,c
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 535,123
b,c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 500,000 448,580
b
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 84,747
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 92,859
b,c
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 539,391
3,034,990
Mortgage Real Estate Investment Trusts (REITs) 0.8%
b,c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,500,000 1,242,571
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 269,611
1,512,182
Oil, Gas & Consumable Fuels 9.4%
b
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 171,114
c
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 667,767
b,c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 891,760
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 500,000 468,813
c
Senior Note, 4%, 3/01/31 ............................. United States 700,000 624,843

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Chesapeake Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ... United States 500,000 $ 502,375
b,c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 600,000 630,614
b,c
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 700,000 733,372
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 700,000 745,304
b,c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 295,403
b
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 300,000 274,407
b,c
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 1,300,000 1,311,518
b,c
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 820,713
b
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 102,384
b,c
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 283,957
b
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 487,913
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 193,615
c
Senior Note, 144A, 6%, 4/15/30 ........................ United States 300,000 291,547
c
Senior Note, 144A, 8.375%, 11/01/33 .................... United States 700,000 752,462
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 400,000 390,056
b,c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 1,800,000 1,891,908
g,h,i,j
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 —
b
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 200,000 205,095
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 498,615
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 184,932
b,c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 263,530
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 269,554
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 400,000 399,663
b
Venture Global LNG, Inc. ,
c
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 600,000 610,027
Senior Secured Note, 144A, 9.5%, 2/01/29 ................ United States 500,000 533,419
c
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 500,000 506,113
b,c
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 700,000 721,382
Vital Energy, Inc. ,
Senior Note, 10.125%, 1/15/28 ......................... United States 300,000 314,221
Senior Note, 9.75%, 10/15/30 .......................... United States 400,000 428,800
17,467,196
Paper & Forest Products 0.2%
b
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 337,004
Passenger Airlines 0.9%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 525,000 520,739
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 684,593
b
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 96,355
c
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 277,015
1,578,702

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.4%
b
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 100,000 $ 102,146
b,c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........ United States 600,000 610,197
712,343
Pharmaceuticals 1.3%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 305,000 298,498
b
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 107,000 63,460
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 542,000 365,850
b,h
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 18,498
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 23,826
b,h
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 315,182
b,h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 225,000 142,861
c
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 600,000 571,500
Senior Note, 7.875%, 9/15/29 .......................... Israel 300,000 319,550
Senior Note, 8.125%, 9/15/31 .......................... Israel 300,000 324,482
2,443,707
Real Estate Management & Development 0.7%
b,c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 10.5% , 1/15/28 ................................. United States 335,834 343,847
b,c
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 475,605
b,c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 500,000 519,237
1,338,689
Software 1.2%
b,c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 600,000 573,772
b,c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 706,998
b,c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 932,250
2,213,020
Specialized REITs 0.5%
b,c
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ..................... United States 300,000 279,162
Senior Note, 144A, 7%, 2/15/29 ........................ United States 700,000 711,246
990,408
Specialty Retail 1.7%
b,c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 720,000 760,244
b,c
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 592,101
b,c
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 300,000 266,424
b
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 388,196
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 233,298
c
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............ United States 700,000 653,352
b,c
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 337,889
3,231,504
Textiles, Apparel & Luxury Goods 0.2%
b,c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 400,000 401,302

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.9%
b,c
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 800,000 $ 820,780
b,c
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 541,987
b,f
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 ... United States 400,000 400,537
1,763,304
Wireless Telecommunication Services 0.5%
b
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 981,434
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 27,041 1,425
982,859
Total Corporate Bonds (Cost $157,807,499) .....................................
145,207,561
k
Senior Floating Rate Interests 0.1%
Media 0.1%
Diamond Sports Group LLC ,
g,i,j
Debtor-in-Possession Term Loan, PIK, 6.5%, 11/30/24 ........ United States 82,888 82,888
h,l
First Lien, CME Term Loan, 12.775%, (3-month SOFR + 8%),
5/25/26 ........................................... United States 159,053 155,474
238,362
a a a a a a
Total Senior Floating Rate Interests (Cost $231,060) .............................
238,362
m
Marketplace Loans 4.2%
i
Financial Services 4.2%
a a a a a a
Total Marketplace Loans (Cost $8,934,841) .....................................
7,872,661
Asset-Backed Securities 0.2%
Financial Services 0.2%
b,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 16.747%, 8/15/44 ................ United States 23,341 21,825
2019-31, PT, 144A, FRN, 15.613%, 9/15/44 ................ United States 22,292 20,511
2019-37, PT, 144A, FRN, 17.363%, 10/17/44 ............... United States 25,755 24,315
2019-42, PT, 144A, FRN, 18.151%, 11/15/44 ............... United States 23,753 22,307
2019-51, PT, 144A, FRN, 16.133%, 1/15/45 ................ United States 32,509 30,641
2019-52, PT, 144A, FRN, 15.826%, 1/15/45 ................ United States 26,010 24,558
2019-S3, PT, 144A, FRN, 6.146%, 6/15/44 ................. United States 2,427 2,278
2019-S4, PT, 144A, FRN, 12.616%, 8/15/44 ................ United States 12,788 12,385
2019-S5, PT, 144A, FRN, 11.243%, 9/15/44 ................ United States 16,525 15,373
2019-S6, PT, 144A, FRN, 11.463%, 10/17/44 ............... United States 21,058 19,631
2019-S7, PT, 144A, FRN, 9.913%, 12/15/44 ................ United States 14,947 14,062
2019-S8, PT, 144A, FRN, 9.29%, 1/15/45 .................. United States 17,957 16,751
2020-2, PT, 144A, FRN, 14.287%, 3/15/45 ................. United States 26,981 25,338
2020-7, PT, 144A, FRN, 14.33%, 4/17/45 .................. United States 16,677 15,454
b,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 13.611%, 3/15/26 ................ United States 14,331 13,798
2020-PT2, A, 144A, FRN, 12.363%, 4/15/26 ................ United States 18,914 18,146
2020-PT3, A, 144A, FRN, 3.692%, 5/15/26 ................. United States 3,885 3,251
b,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
11.862% , 2/15/26 . ................................... United States 17,194 16,975
317,599
a a a a a a
Total Asset-Backed Securities (Cost $323,354) ..................................
317,599

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 $ 31,125
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
31,125
Total Long Term Investments (Cost $205,276,028) ...............................
239,636,036
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.8%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 4.984% .... United States 5,140,394 5,140,394
Total Money Market Funds (Cost $5,140,394) ...................................
5,140,394
Total Short Term Investments (Cost $5,140,394 ) .................................
5,140,394
a
Total Investments (Cost $210,416,422) 131.5% ..................................
$244,776,430
q
Credit Facility (32.2)% ........................................................
(60,000,000)
Other Assets, less Liabilities 0.7% .............................................
1,475,314
Net Assets 100.0% ...........................................................
$186,251,744
a a a
See Abbreviations on page 43 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $129,621,839, representing 69.6% of net assets.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Income may be received in additional securities and/or cash.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
j
See Note 8 regarding restricted securities.
k
See Note 1(d) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 1(e) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
See Note 4(c) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 9 regarding Credit Facility.

Franklin Universal Trust
Schedule of Investments (unaudited), February 29, 2024
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At February 29, 2024, the Fund had the following marketplace loans outstanding. See Note 1(e).
Description
Principal
Amount Value
Marketplace Loans - 4.2%
Freedom Financial Asset Management LLC
APP-13323334.FP.FTS.B , 5 .99% , 5/14/24 . $ 683 $ 684
APP-13489698.FP.FTS.B , 5 .99% , 5/15/24 . 899 901
APP-13476049.FP.FTS.B , 21 .49% , 5/17/24 502 503
APP-13485474.FP.FTS.B , 15 .99% , 5/18/24 821 825
APP-15125689.FP.FTS.B , 5 .99% , 7/15/24 . 1,655 1,662
APP-15138477.FP.FTS.B , 5 .99% , 7/16/24 . 1,315 1,321
APP-15089870.FP.FTS.B , 20 .99% , 7/27/24 3,323 3,365
APP-10084299.FP.FTS.B , 16 .49% , 8/11/24 3,253 2,324
APP-10541747.FP.FTS.B , 16 .99% , 9/05/24 2,639 2,651
APP-10849903.FP.FTS.B , 11 .24% , 10/16/24 7,090 7,142
APP-11139281.FP.FTS.B , 8 .49% , 11/01/24 3,796 3,814
APP-11106155.FP.FTS.B , 12 .74% , 11/01/24 6,049 6,086
APP-10836612.FP.FTS.B , 21 .49% , 11/15/24 3,676 3,727
APP-11021958.FP.FTS.B , 12 .24% , 12/10/24 3,894 3,920
APP-11021643.FP.FTS.B , 10 .49% , 12/14/24 4,937 4,972
APP-11695329.FP.FTS.B , 15 .99% , 12/15/24 2,046 2,044
APP-11693890.FP.FTS.B , 13 .24% , 12/17/24 16,764 6,471
APP-11007940.FP.FTS.B , 10 .49% , 12/19/24 4,004 4,040
APP-10839343.FP.FTS.B , 13 .99% , 12/19/24 2,717 2,740
APP-11799520.FP.FTS.B , 16 .99% , 12/25/24 3,725 3,759
APP-11681583.FP.FTS.B , 16 .99% , 1/30/25 3,943 3,989
APP-10844126.FP.FTS.B , 23 .99% , 1/30/25 7,316 4,938
APP-11766706.FP.FTS.B , 23 .99% , 2/02/25 3,340 3,356
APP-11799331.FP.FTS.B , 8 .99% , 2/06/25 . 10,576 10,643
APP-11694349.FP.FTS.B , 14 .24% , 2/07/25 12,965 8,205
APP-11862313.FP.FTS.B , 16 .49% , 2/11/25 2,991 3,001
APP-12413621.FP.FTS.B , 15 .49% , 3/01/25 9,800 3,723
APP-12394118.FP.FTS.B , 17 .74% , 3/10/25 9,050 9,194
APP-11102104.FP.FTS.B , 23 .99% , 3/11/25 2,707 2,725
APP-12410877.FP.FTS.B , 13 .74% , 3/15/25 10,908 10,986
APP-12299545.FP.FTS.B , 14 .99% , 3/21/25 3,658 3,668
APP-13323354.FP.FTS.B , 10 .09% , 5/18/25 7,347 7,423
APP-14953979.FP.FTS.B , 7 .74% , 7/13/25 . 14,874 15,001
APP-15094222.FP.FTS.B , 10 .24% , 7/14/25 12,066 12,165
APP-15084327.FP.FTS.B , 10 .74% , 7/14/25 9,504 9,602
APP-15090883.FP.FTS.B , 25 .49% , 7/14/25 1,720 1,700
APP-15034726.FP.FTS.B , 25 .49% , 7/25/25 5,119 5,162
APP-10111431.FP.FTS.B , 10 .99% , 9/15/25 9,019 9,146
APP-10140977.FP.FTS.B , 24 .99% , 9/15/25 5,037 5,283
APP-10091198.FP.FTS.B , 15 .49% , 9/24/25 3,300 3,322
APP-11022514.FP.FTS.B , 18 .49% , 10/21/25 8,388 8,656
APP-10582948.FP.FTS.B , 10 .99% , 10/22/25 12,511 2,495
APP-10578403.FP.FTS.B , 15 .99% , 10/30/25 10,075 10,408
APP-10561192.FP.FTS.B , 8 .99% , 11/03/25 8,036 8,147
APP-10841976.FP.FTS.B , 10 .99% , 11/28/25 6,972 7,057
APP-11105408.FP.FTS.B , 10 .99% , 12/14/25 5,940 6,031
APP-11843242.FP.FTS.B , 12 .24% , 12/15/25 10,199 10,335
APP-11022500.FP.FTS.B , 17 .99% , 12/16/25 6,535 6,743
APP-11579320.FP.FTS.B , 16 .99% , 12/20/25 11,161 11,700
APP-10868780.FP.FTS.B , 14 .49% , 1/02/26 16,521 16,993
APP-11798391.FP.FTS.B , 18 .49% , 1/04/26 5,741 5,882
APP-11733010.FP.FTS.B , 15 .74% , 1/28/26 18,409 18,946
APP-12378685.FP.FTS.B , 15 .99% , 2/01/26 8,067 8,183
APP-11757188.FP.FTS.B , 18 .24% , 2/02/26 10,159 10,183
APP-11757063.FP.FTS.B , 17 .99% , 2/05/26 11,522 11,862
APP-11799488.FP.FTS.B , 16 .99% , 2/28/26 11,230 6,404
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12281543.FP.FTS.B , 16 .74% , 3/08/26 $ 20,990 $ 21,487
APP-12246304.FP.FTS.B , 18 .24% , 3/08/26 19,281 19,791
APP-12397373.FP.FTS.B , 15 .99% , 3/15/26 8,163 8,312
APP-12419810.FP.FTS.B , 15 .74% , 3/20/26 22,956 23,553
APP-12270812.FP.FTS.B , 16 .99% , 3/22/26 7,356 7,560
APP-12421465.FP.FTS.B , 17 .99% , 3/23/26 12,314 12,705
APP-13524997.FP.FTS.B , 10 .59% , 3/25/26 9,117 9,251
APP-13511680.FP.FTS.B , 12 .84% , 5/05/26 9,072 9,198
APP-13256383.FP.FTS.B , 7 .99% , 5/18/26 . 22,428 22,779
APP-13477482.FP.FTS.B , 10 .34% , 5/18/26 23,885 24,272
APP-13527002.FP.FTS.B , 15 .59% , 5/19/26 6,258 6,374
APP-14943761.FP.FTS.B , 15 .99% , 6/01/26 13,511 13,670
APP-15112645.FP.FTS.B , 16 .99% , 7/15/26 13,282 13,576
APP-15053141.FP.FTS.B , 18 .99% , 7/15/26 13,468 13,765
APP-15107872.FP.FTS.B , 20 .49% , 7/15/26 9,782 10,088
APP-15064308.FP.FTS.B , 22 .49% , 7/15/26 15,022 15,415
APP-15065994.FP.FTS.B , 17 .74% , 7/20/26 31,801 32,465
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 11,051 11,290
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 6,800 6,952
APP-15073340.FP.FTS.B , 15 .99% , 7/25/26 6,654 6,776
APP-14860724.FP.FTS.B , 20 .99% , 7/26/26 13,132 13,539
APP-15111841.FP.FTS.B , 7 .84% , 7/28/26 . 18,738 19,049
APP-14956830.FP.FTS.B , 15 .74% , 7/28/26 20,552 21,064
APP-15053675.FP.FTS.B , 10 .99% , 7/30/26 8,677 8,831
APP-10133595.FP.FTS.B , 11 .99% , 8/11/26 11,478 11,673
APP-10140897.FP.FTS.B , 16 .99% , 8/12/26 12,693 12,955
APP-10145662.FP.FTS.B , 18 .99% , 9/17/26 13,647 14,139
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 4,883 5,079
APP-10572421.FP.FTS.B , 10 .49% , 9/20/26 20,220 20,581
APP-10112510.FP.FTS.B , 16 .49% , 9/25/26 7,708 7,906
APP-10145175.FP.FTS.B , 14 .49% , 9/26/26 5,602 5,720
APP-09931612.FP.FTS.B , 14 .24% , 10/03/26 9,715 9,860
APP-10838239.FP.FTS.B , 12 .49% , 10/12/26 19,662 19,992
APP-10845328.FP.FTS.B , 11 .99% , 10/16/26 15,149 15,411
APP-10704368.FP.FTS.B , 14 .99% , 10/16/26 11,952 12,209
APP-10745909.FP.FTS.B , 17 .99% , 10/16/26 32,026 32,709
APP-10829192.FP.FTS.B , 18 .99% , 10/16/26 15,830 16,379
APP-10852939.FP.FTS.B , 16 .49% , 10/17/26 573 573
APP-10581131.FP.FTS.B , 22 .49% , 10/22/26 6,526 6,812
APP-10384953.FP.FTS.B , 19 .99% , 11/02/26 10,671 11,006
APP-11119432.FP.FTS.B , 11 .99% , 11/03/26 13,690 13,909
APP-10577758.FP.FTS.B , 17 .49% , 11/04/26 8,518 836
APP-11187454.FP.FTS.B , 22 .49% , 11/10/26 6,800 7,059
APP-10848002.FP.FTS.B , 17 .99% , 11/19/26 15,896 16,401
APP-10859032.FP.FTS.B , 9 .99% , 11/21/26 9,393 9,560
APP-10842381.FP.FTS.B , 12 .49% , 11/21/26 21,679 22,070
APP-10692450.FP.FTS.B , 17 .49% , 11/29/26 15,979 16,550
APP-10671079.FP.FTS.B , 11 .99% , 11/30/26 17,495 17,856
APP-10670975.FP.FTS.B , 21 .49% , 11/30/26 10,603 11,165
APP-10860337.FP.FTS.B , 22 .99% , 11/30/26 11,471 2,582
APP-10224478.FP.FTS.B , 20 .49% , 12/02/26 18,161 18,754
APP-11094577.FP.FTS.B , 19 .49% , 12/08/26 8,132 8,446
APP-11008022.FP.FTS.B , 11 .99% , 12/13/26 9,046 9,209
APP-11021456.FP.FTS.B , 20 .99% , 12/15/26 24,935 25,954
APP-11116084.FP.FTS.B , 19 .49% , 12/19/26 7,205 7,224
APP-11007668.FP.FTS.B , 19 .99% , 12/19/26 12,241 12,707

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11091099.FP.FTS.B , 9 .99% , 12/20/26 $ 19,436 $ 19,810
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 7,899 8,094
APP-11874582.FP.FTS.B , 17 .49% , 12/23/26 14,517 14,960
APP-11767307.FP.FTS.B , 14 .49% , 12/24/26 17,898 18,228
APP-11461595.FP.FTS.B , 17 .99% , 12/24/26 2,334 2,341
APP-11762193.FP.FTS.B , 18 .49% , 12/24/26 12,884 13,383
APP-11677084.FP.FTS.B , 15 .49% , 12/26/26 29,405 29,950
APP-10848317.FP.FTS.B , 12 .24% , 12/30/26 12,948 13,171
APP-11799609.FP.FTS.B , 10 .99% , 1/01/27 20,835 21,146
APP-11844341.FP.FTS.B , 16 .74% , 1/01/27 22,350 22,860
APP-10916894.FP.FTS.B , 20 .49% , 1/01/27 13,668 8,157
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 11,196 11,644
APP-10830375.FP.FTS.B , 19 .99% , 1/21/27 10,769 11,175
APP-11824892.FP.FTS.B , 16 .99% , 2/03/27 11,593 11,801
APP-11765220.FP.FTS.B , 11 .99% , 2/04/27 32,934 33,523
APP-11724933.FP.FTS.B , 14 .24% , 2/05/27 9,758 9,941
APP-11702245.FP.FTS.B , 17 .49% , 2/05/27 7,737 7,715
APP-11674918.FP.FTS.B , 20 .49% , 2/05/27 17,928 18,457
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 8,383 8,579
APP-11696610.FP.FTS.B , 14 .24% , 2/07/27 17,380 17,736
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 26,765 27,525
APP-11757936.FP.FTS.B , 19 .99% , 2/07/27 6,669 6,855
APP-11763967.FP.FTS.B , 19 .99% , 2/07/27 10,643 10,955
APP-11838245.FP.FTS.B , 19 .99% , 2/11/27 6,735 6,917
APP-11801863.FP.FTS.B , 8 .99% , 2/12/27 . 22,370 22,750
APP-11798652.FP.FTS.B , 11 .74% , 2/14/27 32,857 33,445
APP-11843528.FP.FTS.B , 19 .99% , 2/14/27 1,612 1,608
APP-11845152.FP.FTS.B , 11 .74% , 2/15/27 28,237 28,750
APP-11801830.FP.FTS.B , 16 .49% , 2/15/27 13,735 14,029
APP-11752200.FP.FTS.B , 21 .49% , 2/23/27 13,934 14,314
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 6,526 6,791
APP-11122151.FP.FTS.B , 16 .49% , 2/27/27 12,476 12,662
APP-11744634.FP.FTS.B , 19 .99% , 3/01/27 12,691 12,926
APP-12304720.FP.FTS.B , 18 .74% , 3/06/27 35,252 36,126
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 11,601 11,787
APP-12404066.FP.FTS.B , 22 .49% , 3/08/27 25,044 25,705
APP-11872928.FP.FTS.B , 11 .24% , 3/15/27 11,092 11,291
APP-12407302.FP.FTS.B , 18 .99% , 3/15/27 7,944 8,137
APP-12272662.FP.FTS.B , 16 .49% , 3/17/27 14,002 14,386
APP-11863466.FP.FTS.B , 25 .49% , 3/17/27 7,420 7,673
APP-12385340.FP.FTS.B , 25 .49% , 3/17/27 6,658 6,876
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 12,045 12,450
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 12,011 12,254
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 13,129 13,435
APP-10314654.FP.FTS.B , 19 .74% , 3/21/27 195 194
APP-12408150.FP.FTS.B , 19 .99% , 3/21/27 7,993 2,566
APP-13531026.FP.FTS.B , 11 .59% , 3/28/27 17,011 17,329
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 35,565 36,082
APP-13478834.FP.FTS.B , 16 .99% , 5/03/27 14,880 15,191
APP-13508795.FP.FTS.B , 9 .59% , 5/05/27 . 12,379 12,563
APP-13047632.FP.FTS.B , 11 .49% , 5/05/27 9,121 9,263
APP-13485036.FP.FTS.B , 13 .34% , 5/06/27 9,393 9,553
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 24,169 24,593
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 14,055 14,302
APP-13329158.FP.FTS.B , 17 .99% , 5/15/27 8,671 8,733
APP-13453359.FP.FTS.B , 18 .24% , 5/15/27 22,221 22,748
APP-13410410.FP.FTS.B , 19 .99% , 5/15/27 7,894 8,084
APP-13486869.FP.FTS.B , 11 .34% , 5/16/27 22,539 22,950
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13512105.FP.FTS.B , 19 .49% , 5/16/27 $ 19,449 $ 19,925
APP-13473219.FP.FTS.B , 22 .49% , 5/16/27 5,735 903
APP-13479562.FP.FTS.B , 18 .49% , 5/17/27 11,889 12,211
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 7,636 7,843
APP-13517315.FP.FTS.B , 12 .09% , 5/19/27 35,354 36,018
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 7,206 7,397
APP-13531806.FP.FTS.B , 16 .99% , 5/20/27 14,746 15,071
APP-13485355.FP.FTS.B , 17 .24% , 5/20/27 29,972 3,181
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 10,246 10,489
APP-13518313.FP.FTS.B , 18 .99% , 5/20/27 12,786 13,148
APP-13302186.FP.FTS.B , 20 .49% , 5/20/27 10,765 11,067
APP-15111331.FP.FTS.B , 11 .99% , 6/11/27 16,223 16,473
APP-14906773.FP.FTS.B , 9 .74% , 7/15/27 . 28,783 29,226
APP-13533233.FP.FTS.B , 14 .09% , 7/15/27 19,583 19,927
APP-15064429.FP.FTS.B , 14 .49% , 7/15/27 20,084 20,401
APP-15055216.FP.FTS.B , 19 .99% , 7/15/27 13,488 13,729
APP-15070181.FP.FTS.B , 19 .99% , 7/15/27 13,484 13,724
APP-14865954.FP.FTS.B , 11 .74% , 7/16/27 19,927 20,242
APP-15149750.FP.FTS.B , 11 .99% , 7/16/27 3,887 3,897
APP-14958373.FP.FTS.B , 12 .24% , 7/16/27 13,193 13,419
APP-14914244.FP.FTS.B , 20 .99% , 7/22/27 10,931 11,177
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 7,639 7,799
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 8,898 9,062
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 15,571 15,866
APP-15055723.FP.FTS.B , 11 .24% , 7/26/27 23,404 23,835
APP-15048744.FP.FTS.B , 16 .49% , 7/27/27 17,504 17,912
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 8,481 8,665
APP-15133409.FP.FTS.B , 15 .49% , 7/30/27 19,367 19,799
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 9,379 9,592
APP-15109285.FP.FTS.B , 21 .49% , 8/15/27 23,475 23,744
APP-15068287.FP.FTS.B , 26 .99% , 8/26/27 3,309 3,302
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 38,202 38,912
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 15,120 15,177
2,460,858
LendingClub Corp.
153974620.LC.FTS.B , 14 .3% , 6/24/24 ... 2,761 2,752
154144733.LC.FTS.B , 12 .4% , 6/26/24 ... 1,820 1,806
155408143.LC.FTS.B , 16 .95% , 7/22/24 ... 3,038 3,034
155731933.LC.FTS.B , 15 .24% , 7/29/24 ... 4,345 4,323
156235700.LC.FTS.B , 17 .74% , 8/06/24 ... 2,015 2,003
156759369.LC.FTS.B , 12 .4% , 8/09/24 ... 3,118 3,085
156752978.LC.FTS.B , 14 .3% , 8/09/24 ... 5,263 5,224
156812488.LC.FTS.B , 14 .3% , 8/12/24 ... 1,450 1,442
158130288.LC.FTS.B , 14 .3% , 9/04/24 ... 2,268 2,251
159089545.LC.FTS.B , 16 .95% , 9/23/24 ... 1,972 1,965
159001219.LC.FTS.B , 12 .4% , 9/26/24 ... 2,215 2,198
158913750.LC.FTS.B , 11 .71% , 9/30/24 ... 4,230 4,174
155823205.LC.FTS.B , 14 .3% , 9/30/24 ... 3,250 3,222
160792694.LC.FTS.B , 13 .08% , 10/23/24 .. 6,948 6,858
161424051.LC.FTS.B , 10 .33% , 11/05/24 .. 2,746 2,703
161483895.LC.FTS.B , 13 .08% , 11/07/24 .. 2,578 1,038
162010515.LC.FTS.B , 17 .74% , 11/18/24 .. 2,245 2,226
162923894.LC.FTS.B , 18 .62% , 12/06/24 .. 2,366 2,366
163764805.LC.FTS.B , Zero Cpn , 12/23/24 11,240 –
164548038.LC.FTS.B , 11 .02% , 1/25/25 ... 6,598 6,490
164089980.LC.FTS.B , 17 .74% , 2/28/25 ... 5,035 175
167132427.LC.FTS.B , 20 .55% , 2/28/25 ... 6,437 6,419

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
167747801.LC.FTS.B , 16 .12% , 3/15/25 ... $ 6,538 $ 306
168420680.LC.FTS.B , 17 .74% , 3/16/25 ... 6,191 6,080
166170570.LC.FTS.B , 17 .74% , 3/17/25 ... 5,268 5,168
168140265.LC.FTS.B , 15 .24% , 3/21/25 ... 6,451 6,336
167712249.LC.FTS.B , 14 .3% , 4/20/25 ... 8,022 7,894
151259806.LC.FTS.B , 20% , 6/04/25 ..... 8,096 1,451
165352318.LC.FTS.B , 15 .24% , 6/22/25 ... 10,525 10,281
166444317.LC.FTS.B , 13 .08% , 11/04/25 .. 19,596 899
160809803.LC.FTS.B , 13 .08% , 11/23/25 .. 11,019 10,577
114,746
LendingClub Corp. - LCX
161911117.LC.FTS.B , 20 .55% , 11/14/24 .. 1,986 191
164542068.LC.FTS.B , 25 .65% , 1/21/25 ... 3,753 3,775
3,966
LendingClub Corp. - LCX PM
184916811.LC.FTS.B , 15 .99% , 1/18/25 ... 3,917 3,902
185085067.LC.FTS.B , 22 .99% , 1/18/25 ... 6,470 6,582
184905245.LC.FTS.B , 15 .99% , 1/19/25 ... 9,414 –
185225789.LC.FTS.B , 20 .99% , 1/19/25 ... 5,610 5,645
185231531.LC.FTS.B , 21 .49% , 1/19/25 ... 1,503 1,512
184577634.LC.FTS.B , 15 .49% , 1/25/25 ... 2,490 2,487
185449370.LC.FTS.B , 18 .44% , 1/25/25 ... 4,827 4,803
185337050.LC.FTS.B , 20 .99% , 1/25/25 ... 8,976 9,044
185529283.LC.FTS.B , 18 .99% , 1/27/25 ... 7,347 7,339
185074501.LC.FTS.B , 12 .74% , 1/29/25 ... 1,897 1,892
185743058.LC.FTS.B , 12 .19% , 2/02/25 ... 2,996 2,971
185670318.LC.FTS.B , 15 .44% , 2/02/25 ... 6,227 2,372
185694876.LC.FTS.B , 15 .49% , 2/02/25 ... 4,438 4,414
185720673.LC.FTS.B , 14 .49% , 2/04/25 ... 2,294 2,260
184778654.LC.FTS.B , 16 .19% , 2/04/25 ... 1,359 1,352
185806351.LC.FTS.B , 18 .99% , 2/07/25 ... 4,800 4,778
185828353.LC.FTS.B , 22 .99% , 2/08/25 ... 7,461 7,522
186050160.LC.FTS.B , 15 .99% , 2/10/25 ... 6,780 6,745
185828265.LC.FTS.B , 19 .44% , 2/10/25 ... 6,388 6,415
185614486.LC.FTS.B , 19 .99% , 2/10/25 ... 10,041 10,058
186144016.LC.FTS.B , Zero Cpn , 2/14/25 . 6,652 –
185731098.LC.FTS.B , 18 .99% , 2/14/25 ... 1,591 1,586
186141198.LC.FTS.B , 18 .99% , 2/14/25 ... 1,988 1,982
185870831.LC.FTS.B , 15 .99% , 2/15/25 ... 2,811 2,803
186248821.LC.FTS.B , 12 .94% , 2/16/25 ... 6,151 6,128
185952586.LC.FTS.B , Zero Cpn , 2/17/25 . 4,049 –
188498393.LC.FTS.B , 18 .99% , 4/25/25 ... 15,866 15,902
187330959.LC.FTS.B , 23 .99% , 4/25/25 ... 7,124 7,287
188539697.LC.FTS.B , 27 .99% , 4/25/25 ... 6,047 560
188790970.LC.FTS.B , 19 .99% , 4/27/25 ... 11,515 11,456
188578940.LC.FTS.B , 23 .99% , 4/27/25 ... 504 511
188852266.LC.FTS.B , 23 .99% , 4/27/25 ... 2,843 2,908
188854471.LC.FTS.B , 24 .79% , 4/27/25 ... 2,555 2,629
188781202.LC.FTS.B , 15 .99% , 4/28/25 ... 6,469 6,350
188845200.LC.FTS.B , 16 .99% , 4/28/25 ... 900 903
188849723.LC.FTS.B , 19 .49% , 4/28/25 ... 918 928
188683873.LC.FTS.B , 23 .99% , 5/01/25 ... 6,120 6,193
185591984.LC.FTS.B , 15% , 5/28/25 ..... 6,779 5,468
171733583.LC.FTS.B , 18 .24% , 10/30/25 .. 10,014 9,936
186109882.LC.FTS.B , 5% , 2/14/26 ...... 11,065 11,219
185664927.LC.FTS.B , 5% , 2/16/26 ...... 2,945 2,409
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... $ 4,418 $ 4,468
184976261.LC.FTS.B , 15 .44% , 1/18/27 ... 13,495 12,676
185102499.LC.FTS.B , 17 .49% , 1/18/27 ... 10,271 10,012
185242092.LC.FTS.B , 20 .99% , 1/19/27 ... 21,429 21,132
185203099.LC.FTS.B , 21 .99% , 1/19/27 ... 8,755 8,660
185257156.LC.FTS.B , 23 .99% , 1/19/27 ... 9,708 9,649
185208719.LC.FTS.B , 27 .99% , 1/19/27 ... 6,919 7,003
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 16,405 16,210
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... 10,609 10,560
185190835.LC.FTS.B , 21 .99% , 1/21/27 ... 15,970 1,512
185280664.LC.FTS.B , 21 .99% , 1/21/27 ... 12,444 12,262
185094462.LC.FTS.B , 22 .99% , 1/21/27 ... 8,568 8,527
185215933.LC.FTS.B , 28 .99% , 1/25/27 ... 13,468 13,685
184953769.LC.FTS.B , 21 .99% , 1/27/27 ... 19,845 19,799
185465019.LC.FTS.B , 21 .99% , 1/27/27 ... 17,730 17,649
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 10,319 9,977
185551601.LC.FTS.B , Zero Cpn , 1/31/27 . 19,477 –
185593614.LC.FTS.B , 14 .94% , 1/31/27 ... 4,014 3,926
185625736.LC.FTS.B , 17 .24% , 1/31/27 ... 10,221 9,995
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... 11,862 11,594
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 10,310 9,955
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 16,826 16,380
185579608.LC.FTS.B , 23 .99% , 2/04/27 ... 24,031 4,598
185803689.LC.FTS.B , 12 .69% , 2/08/27 ... 27,057 25,264
185670781.LC.FTS.B , 14 .74% , 2/08/27 ... 27,394 26,472
185788975.LC.FTS.B , 20 .44% , 2/08/27 ... 28,607 28,086
186105140.LC.FTS.B , 14 .99% , 2/10/27 ... 8,595 1,510
186053383.LC.FTS.B , 18 .49% , 2/10/27 ... 17,709 17,250
186004411.LC.FTS.B , 21 .99% , 2/10/27 ... 10,283 10,236
186037923.LC.FTS.B , 23 .49% , 2/10/27 ... 5,115 5,070
186073191.LC.FTS.B , 23 .99% , 2/10/27 ... 7,327 7,262
185962334.LC.FTS.B , 16 .49% , 2/14/27 ... 24,302 23,668
186055580.LC.FTS.B , 19 .49% , 2/14/27 ... 11,596 9,073
186072313.LC.FTS.B , 19 .99% , 2/14/27 ... 11,415 11,255
186114907.LC.FTS.B , 24 .99% , 2/14/27 ... 8,092 –
185957980.LC.FTS.B , 10 .99% , 2/15/27 ... 18,088 17,531
185644818.LC.FTS.B , 17 .24% , 2/15/27 ... 28,280 26,687
186037630.LC.FTS.B , 23 .99% , 2/15/27 ... 11,108 11,013
185737435.LC.FTS.B , 19 .74% , 2/16/27 ... 12,710 1,527
186255693.LC.FTS.B , 28 .99% , 2/16/27 ... 6,059 6,146
185994246.LC.FTS.B , 23 .99% , 2/17/27 ... 6,429 –
185500483.LC.FTS.B , 23 .99% , 2/18/27 ... 25,662 25,495
184697668.LC.FTS.B , 22 .49% , 2/23/27 ... 15,969 1,506
185440062.LC.FTS.B , 17 .49% , 2/25/27 ... 16,164 2,975
186057988.LC.FTS.B , 23 .99% , 2/25/27 ... 14,827 14,755
185584314.LC.FTS.B , 23 .99% , 2/28/27 ... 9,492 9,378
188665152.LC.FTS.B , 20 .99% , 4/25/27 ... 8,310 778
188681928.LC.FTS.B , 22 .99% , 4/25/27 ... 8,100 388
188661710.LC.FTS.B , 23 .19% , 4/25/27 ... 7,965 1,021
188722342.LC.FTS.B , 28 .99% , 4/25/27 ... 5,901 548
188826193.LC.FTS.B , 10% , 4/26/27 ..... 6,462 5,222
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 4,776 4,759
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 4,662 4,567
188570436.LC.FTS.B , 25 .99% , 4/26/27 ... 5,665 1,114
188791237.LC.FTS.B , 27 .99% , 4/26/27 ... 14,510 14,752
188736809.LC.FTS.B , Zero Cpn , 4/27/27 . 8,680 –
188850161.LC.FTS.B , 18 .99% , 4/27/27 ... 5,891 5,787
188698368.LC.FTS.B , 20 .99% , 4/27/27 ... 17,611 3,308

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
188844587.LC.FTS.B , 20 .99% , 4/27/27 ... $ 7,462 $ 7,438
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 15,036 15,046
188832786.LC.FTS.B , 27 .99% , 4/27/27 ... 3,895 3,997
188838885.LC.FTS.B , 28 .99% , 4/27/27 ... 7,833 8,038
188770586.LC.FTS.B , 21 .49% , 4/28/27 ... 13,476 13,299
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 7,582 7,574
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 5,655 5,583
188729615.LC.FTS.B , 28 .99% , 4/28/27 ... 19,587 20,097
188842402.LC.FTS.B , 21 .49% , 4/30/27 ... 4,585 4,552
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 11,679 11,657
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 2,733 2,697
185186598.LC.FTS.B , 15% , 8/19/27 ..... 6,327 5,102
185051135.LC.FTS.B , 23 .99% , 8/28/27 ... 19,395 19,079
188640868.LC.FTS.B , 20 .99% , 12/01/27 .. 16,594 1,562
186094287.LC.FTS.B , 24 .99% , 12/29/27 .. 8,953 1,201
880,805
Prosper Funding LLC
1609444.PS.FTS.B , 15% , 8/17/24 ....... 2,015 96
1610038.PS.FTS.B , 15% , 8/17/24 ....... 1,567 1,445
1608122.PS.FTS.B , 19 .8% , 8/20/24 ..... 242 242
1619058.PS.FTS.B , 19% , 8/23/24 ....... 417 418
1612303.PS.FTS.B , 20 .8% , 8/23/24 ..... 4,255 4,267
1610027.PS.FTS.B , 18 .09% , 8/27/24 .... 1,688 1,689
1606139.PS.FTS.B , 12 .8% , 9/01/24 ..... 556 552
1610444.PS.FTS.B , 18 .09% , 9/08/24 .... 3,396 3,407
1622147.PS.FTS.B , 13 .6% , 9/16/24 ..... 439 435
1626067.PS.FTS.B , 15 .4% , 9/17/24 ..... 3,177 3,160
1632888.PS.FTS.B , 17 .96% , 9/17/24 .... 563 559
1634583.PS.FTS.B , 18 .4% , 9/21/24 ..... 718 722
1623410.PS.FTS.B , 18 .5% , 9/21/24 ..... 479 482
1626395.PS.FTS.B , 13 .87% , 9/24/24 .... 8,004 7,957
1622396.PS.FTS.B , 20 .4% , 9/26/24 ..... 1,090 1,091
1626680.PS.FTS.B , 16% , 9/27/24 ....... 3,179 3,173
1632609.PS.FTS.B , 14 .39% , 10/06/24 ... 1,878 1,859
1630510.PS.FTS.B , 11 .97% , 10/10/24 .... 1,941 1,920
1626424.PS.FTS.B , 11 .7% , 10/19/24 .... 3,244 2,821
1645271.PS.FTS.B , 10 .8% , 10/27/24 .... 5,340 5,295
1648648.PS.FTS.B , 16% , 10/27/24 ...... 1,387 1,376
1649014.PS.FTS.B , 22 .7% , 10/27/24 .... 1,104 1,115
1656261.PS.FTS.B , 16% , 10/28/24 ...... 2,092 2,109
1646552.PS.FTS.B , 15 .29% , 10/29/24 ... 4,414 4,349
1661430.PS.FTS.B , 12% , 11/05/24 ...... 4,430 224
1658149.PS.FTS.B , 13 .4% , 11/08/24 .... 1,443 1,425
1664622.PS.FTS.B , 16 .9% , 11/08/24 .... 766 761
1664838.PS.FTS.B , 20 .01% , 11/08/24 .... 1,437 1,429
1666485.PS.FTS.B , 10 .5% , 11/09/24 .... 1,120 1,104
1665699.PS.FTS.B , 15% , 11/09/24 ...... 2,899 1,833
1660285.PS.FTS.B , 18 .9% , 11/10/24 .... 609 608
1653836.PS.FTS.B , 14 .79% , 11/12/24 .... 518 512
1661257.PS.FTS.B , 17 .8% , 11/12/24 .... 603 602
1655723.PS.FTS.B , 15 .1% , 11/15/24 .... 5,971 5,897
1685619.PS.FTS.B , 14 .39% , 12/14/24 ... 1,863 1,840
1672733.PS.FTS.B , 15% , 12/14/24 ...... 3,244 3,196
1678747.PS.FTS.B , 19 .3% , 12/14/24 .... 675 674
1679110.PS.FTS.B , 13 .36% , 12/15/24 .... 2,900 2,857
1686000.PS.FTS.B , 13 .36% , 12/15/24 ... 6,551 325
1673372.PS.FTS.B , 16% , 12/15/24 ...... 2,465 2,460
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1672982.PS.FTS.B , 22% , 12/15/24 ...... $ 1,039 $ 1,038
1680175.PS.FTS.B , 22 .6% , 12/16/24 .... 1,226 1,229
1674770.PS.FTS.B , 13 .1% , 12/17/24 .... 4,772 4,721
1674329.PS.FTS.B , 14 .89% , 12/17/24 ... 1,942 1,921
1674347.PS.FTS.B , 15 .86% , 12/17/24 ... 4,374 4,327
1678399.PS.FTS.B , 16 .3% , 12/22/24 .... 1,123 53
1693870.PS.FTS.B , 13 .6% , 1/12/25 ..... 1,747 1,716
1688351.PS.FTS.B , 17% , 1/12/25 ....... 1,622 1,616
1688342.PS.FTS.B , 17 .5% , 1/12/25 ..... 5,351 5,323
1688336.PS.FTS.B , 19 .2% , 1/12/25 ..... 9,609 2,436
1687970.PS.FTS.B , 23 .5% , 1/12/25 ..... 418 315
1694488.PS.FTS.B , 13 .8% , 1/13/25 ..... 3,791 3,728
1694470.PS.FTS.B , 15 .29% , 1/13/25 .... 2,280 2,246
1700772.PS.FTS.B , 12 .1% , 1/17/25 ..... 7,085 6,945
1701129.PS.FTS.B , 16 .4% , 1/17/25 ..... 4,038 3,969
1690265.PS.FTS.B , 23 .3% , 1/18/25 ..... 2,323 2,329
1697473.PS.FTS.B , 10 .54% , 1/19/25 .... 5,092 5,011
1692512.PS.FTS.B , 19 .34% , 1/19/25 .... 3,142 3,102
1700011.PS.FTS.B , 13 .9% , 1/21/25 ..... 1,757 1,733
1688699.PS.FTS.B , 21 .8% , 1/27/25 ..... 3,594 3,573
1697303.PS.FTS.B , 13 .9% , 1/31/25 ..... 1,524 1,502
1720755.PS.FTS.B , 13 .96% , 2/14/25 .... 9,500 9,318
1720938.PS.FTS.B , 13 .81% , 2/15/25 .... 3,795 3,723
1707953.PS.FTS.B , 13 .96% , 2/15/25 .... 7,645 7,485
1707938.PS.FTS.B , 15 .86% , 2/15/25 .... 5,410 5,326
1715485.PS.FTS.B , 16% , 2/15/25 ....... 9,672 9,522
1714630.PS.FTS.B , 16 .16% , 2/15/25 .... 5,811 5,721
1714624.PS.FTS.B , 19 .41% , 2/15/25 .... 3,984 3,968
1715122.PS.FTS.B , 19 .8% , 2/15/25 ..... 1,020 1,013
1720920.PS.FTS.B , 21 .2% , 2/15/25 ..... 4,246 4,259
1715734.PS.FTS.B , 19 .83% , 2/16/25 .... 2,798 2,755
1722360.PS.FTS.B , 22 .6% , 2/16/25 ..... 1,167 1,170
1723116.PS.FTS.B , 16 .29% , 2/17/25 .... 776 774
1645667.PS.FTS.B , 16 .6% , 2/17/25 ..... 5,279 –
1749541.PS.FTS.B , 22 .03% , 4/05/25 .... 1,608 1,582
1750351.PS.FTS.B , 15 .2% , 4/06/25 ..... 1,530 1,495
1744391.PS.FTS.B , 24 .09% , 4/07/25 .... 1,566 987
1750903.PS.FTS.B , 24 .4% , 4/07/25 ..... 3,942 3,913
1745381.PS.FTS.B , 12 .9% , 4/08/25 ..... 8,711 8,484
1714408.PS.FTS.B , 22 .11% , 4/12/25 .... 5,764 825
1753944.PS.FTS.B , 15 .4% , 4/14/25 ..... 3,345 3,261
1758243.PS.FTS.B , 24 .4% , 4/16/25 ..... 2,091 1,820
1757968.PS.FTS.B , 13 .9% , 4/18/25 ..... 3,173 424
1742906.PS.FTS.B , 15 .4% , 4/30/25 ..... 972 945
1743767.PS.FTS.B , 25 .71% , 5/05/25 .... 4,287 4,245
1752241.PS.FTS.B , 14 .7% , 5/10/25 ..... 21,901 12,815
1701120.PS.FTS.B , 15 .9% , 12/12/25 .... 7,470 7,156
1606145.PS.FTS.B , 14% , 8/17/26 ....... 9,278 2,119
1606127.PS.FTS.B , 15 .2% , 8/17/26 ..... 5,379 5,272
1607933.PS.FTS.B , 18 .5% , 8/19/26 ..... 1,227 1,235
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 3,508 3,427
1618680.PS.FTS.B , 15 .37% , 8/20/26 .... 10,408 10,165
1611802.PS.FTS.B , 29 .74% , 8/22/26 .... 3,002 –
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 8,356 8,206
1610327.PS.FTS.B , 27 .6% , 8/24/26 ..... 5,339 5,536
1621434.PS.FTS.B , 14 .6% , 8/26/26 ..... 2,447 2,406
1621428.PS.FTS.B , 20% , 8/26/26 ....... 6,221 6,285
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 5,439 5,321

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1625740.PS.FTS.B , 18 .48% , 9/16/26 .... $ 6,288 $ 6,310
1623731.PS.FTS.B , 18 .93% , 9/21/26 .... 11,364 11,433
1635897.PS.FTS.B , 12% , 9/23/26 ....... 12,991 12,684
1635735.PS.FTS.B , 14 .68% , 9/23/26 .... 9,098 8,881
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 8,343 8,173
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 6,159 6,018
1626758.PS.FTS.B , 17 .96% , 9/30/26 .... 14,224 13,936
1634247.PS.FTS.B , 16 .7% , 10/05/26 .... 15,010 14,681
1626046.PS.FTS.B , 15 .18% , 10/16/26 ... 6,087 5,924
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... 4,534 4,424
1648324.PS.FTS.B , 12 .2% , 10/26/26 .... 12,161 11,868
1644860.PS.FTS.B , 18 .33% , 10/26/26 ... 7,945 1,142
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 13,202 13,296
1646123.PS.FTS.B , 13 .32% , 10/28/26 ... 4,729 4,695
1649926.PS.FTS.B , 13 .8% , 10/29/26 .... 20,899 20,271
1655034.PS.FTS.B , 11 .7% , 10/31/26 .... 14,308 13,943
1655028.PS.FTS.B , 13 .8% , 11/01/26 .... 5,095 4,986
1661010.PS.FTS.B , 12 .5% , 11/05/26 .... 16,265 15,799
1654774.PS.FTS.B , 16 .18% , 11/05/26 .... 22,640 22,038
1661004.PS.FTS.B , 17 .8% , 11/05/26 .... 4,093 –
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 7,898 7,680
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 5,524 5,371
1658167.PS.FTS.B , 13 .5% , 11/08/26 .... 15,470 15,080
1658881.PS.FTS.B , 13 .8% , 11/09/26 .... 16,236 3,652
1653323.PS.FTS.B , 16% , 11/09/26 ...... 7,750 7,554
1666362.PS.FTS.B , 19% , 11/09/26 ...... 4,640 4,636
1666911.PS.FTS.B , 10 .62% , 11/10/26 .... 7,989 7,770
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 21,916 21,312
1660078.PS.FTS.B , 13 .93% , 11/10/26 .... 12,985 6,674
1646330.PS.FTS.B , 16 .2% , 11/10/26 .... 19,618 19,204
1666890.PS.FTS.B , 17% , 11/10/26 ...... 10,456 10,422
1649539.PS.FTS.B , 16 .7% , 11/12/26 .... 13,105 12,827
1661433.PS.FTS.B , 28 .23% , 11/14/26 .... 3,587 3,661
1666359.PS.FTS.B , 21% , 11/15/26 ...... 4,126 4,226
1662505.PS.FTS.B , 25 .4% , 11/15/26 .... 6,976 7,161
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 3,734 3,717
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 5,008 5,107
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 8,185 7,948
1685634.PS.FTS.B , 12 .5% , 12/14/26 .... 5,133 4,984
1672730.PS.FTS.B , 13 .8% , 12/14/26 .... 22,737 22,121
1685271.PS.FTS.B , 16 .8% , 12/14/26 .... 9,991 9,717
1678387.PS.FTS.B , 18 .33% , 12/14/26 ... 8,948 8,907
1678372.PS.FTS.B , 22 .8% , 12/14/26 .... 7,688 7,873
1685631.PS.FTS.B , 27 .02% , 12/14/26 ... 4,343 4,444
1686078.PS.FTS.B , 10 .5% , 12/15/26 .... 7,559 7,342
1672147.PS.FTS.B , 16 .56% , 12/15/26 ... 13,372 13,253
1687344.PS.FTS.B , 19% , 12/17/26 ...... 3,367 3,368
1685997.PS.FTS.B , 12 .87% , 12/18/26 ... 5,805 5,637
1678354.PS.FTS.B , 11 .07% , 12/20/26 .... 9,519 9,243
1687950.PS.FTS.B , 11 .5% , 12/20/26 .... 9,410 9,162
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 7,253 6,260
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 19,714 19,352
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 5,415 5,249
1701111.PS.FTS.B , 10 .29% , 1/12/27 ..... 15,989 15,522
1700808.PS.FTS.B , 11 .4% , 1/12/27 ..... 6,507 6,316
1701108.PS.FTS.B , 15 .7% , 1/12/27 ..... 23,621 22,969
1687964.PS.FTS.B , 22 .2% , 1/12/27 ..... 5,839 –
1694491.PS.FTS.B , 12 .62% , 1/13/27 .... 9,865 9,576
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1694725.PS.FTS.B , 18 .4% , 1/13/27 ..... $ 10,344 $ 10,308
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 10,417 10,378
1695958.PS.FTS.B , 10 .5% , 1/14/27 ..... 9,701 9,409
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 12,667 12,301
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 16,311 15,839
1689623.PS.FTS.B , 19% , 1/14/27 ....... 2,203 2,196
1694719.PS.FTS.B , 16 .93% , 1/17/27 .... 12,247 11,884
1705005.PS.FTS.B , 15% , 1/19/27 ....... 17,446 17,008
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... 10,819 10,489
1689251.PS.FTS.B , 19% , 1/21/27 ....... 2,784 2,765
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 4,536 4,395
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 8,485 8,247
1714633.PS.FTS.B , 14 .39% , 2/15/27 .... 10,208 2,319
1707950.PS.FTS.B , 16 .5% , 2/15/27 ..... 6,939 6,741
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 5,213 5,064
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... 13,900 13,834
1720911.PS.FTS.B , 18 .59% , 2/15/27 .... 17,625 17,533
1714642.PS.FTS.B , 18 .7% , 2/15/27 ..... 7,056 7,019
1714636.PS.FTS.B , 23 .58% , 2/15/27 .... 4,034 4,109
1707734.PS.FTS.B , 10 .29% , 2/16/27 .... 9,446 9,229
1722117.PS.FTS.B , 15 .18% , 2/16/27 .... 5,495 5,341
1709201.PS.FTS.B , 18 .48% , 2/16/27 .... 8,805 8,764
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 14,000 13,565
1720908.PS.FTS.B , 15 .29% , 2/22/27 .... 21,060 20,418
1712903.PS.FTS.B , 15 .29% , 2/23/27 .... 6,627 6,458
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 12,125 12,113
1749550.PS.FTS.B , 11 .5% , 4/05/27 ..... 10,473 10,103
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 14,567 14,015
1753011.PS.FTS.B , 12% , 4/06/27 ....... 10,513 10,144
1752981.PS.FTS.B , 21% , 4/06/27 ....... 4,857 4,884
1754293.PS.FTS.B , 13 .4% , 4/12/27 ..... 8,500 8,203
1747163.PS.FTS.B , 16 .2% , 4/12/27 ..... 18,076 17,437
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... 14,389 13,859
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 10,917 10,519
1750735.PS.FTS.B , 16% , 5/06/27 ....... 4,143 4,038
1607291.PS.FTS.B , 28 .59% , 7/18/27 .... 4,966 4,972
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 6,594 2,873
1647395.PS.FTS.B , 11 .89% , 8/03/27 .... 6,576 6,355
1,189,004
Upgrade, Inc. - Card
992301548.UG.FTS.B , 29 .49% , 4/03/24 .. 4 4
992341609.UG.FTS.B , 29 .49% , 4/03/24 .. 19 1
992343756.UG.FTS.B , 29 .49% , 4/03/24 .. 176 28
992249570.UG.FTS.B , 20 .96% , 4/04/24 .. 17 17
992413501.UG.FTS.B , 19 .3% , 4/05/24 ... 119 118
992425235.UG.FTS.B , 19 .99% , 4/05/24 .. 60 60
992324567.UG.FTS.B , 20 .96% , 4/05/24 .. 50 50
992247109.UG.FTS.B , 21 .48% , 4/05/24 .. 728 282
992270384.UG.FTS.B , 22 .47% , 4/05/24 .. 6 6
992310198.UG.FTS.B , 22 .47% , 4/05/24 .. 45 45
992275523.UG.FTS.B , 23 .45% , 4/05/24 .. 9 9
992460308.UG.FTS.B , 25 .44% , 4/05/24 .. 11 11
992258284.UG.FTS.B , 27 .99% , 4/05/24 .. 12 12
992252825.UG.FTS.B , 28 .48% , 4/05/24 .. 50 51
992262433.UG.FTS.B , 28 .48% , 4/05/24 .. 72 72
992332109.UG.FTS.B , 28 .48% , 4/05/24 .. 30 4
992336619.UG.FTS.B , 28 .48% , 4/05/24 .. 2 2

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992255211.UG.FTS.B , 29 .47% , 4/05/24 .. $ 28 $ 1
992342504.UG.FTS.B , 29 .48% , 4/05/24 .. 48 48
992406244.UG.FTS.B , 29 .48% , 4/05/24 .. 14 13
992424634.UG.FTS.B , 29 .48% , 4/05/24 .. 67 66
992453174.UG.FTS.B , 29 .48% , 4/05/24 .. 15 8
992241305.UG.FTS.B , 29 .49% , 4/05/24 .. 16 16
992245608.UG.FTS.B , 29 .49% , 4/05/24 .. 13 13
992253980.UG.FTS.B , 29 .49% , 4/05/24 .. 30 30
992263652.UG.FTS.B , 29 .49% , 4/05/24 .. 16 9
992269988.UG.FTS.B , 29 .49% , 4/05/24 .. 19 19
992270710.UG.FTS.B , 29 .49% , 4/05/24 .. 14 14
992272262.UG.FTS.B , 29 .49% , 4/05/24 .. 11 11
992278624.UG.FTS.B , 29 .49% , 4/05/24 .. 64 29
992305197.UG.FTS.B , 29 .49% , 4/05/24 .. 27 27
992306483.UG.FTS.B , 29 .49% , 4/05/24 .. 15 14
992312387.UG.FTS.B , 29 .49% , 4/05/24 .. 6 6
992324074.UG.FTS.B , 29 .49% , 4/05/24 .. 37 36
992330489.UG.FTS.B , 29 .49% , 4/05/24 .. 52 51
992371567.UG.FTS.B , 29 .49% , 4/05/24 .. 45 44
992425321.UG.FTS.B , 29 .49% , 4/05/24 .. 21 21
992436268.UG.FTS.B , 29 .49% , 4/05/24 .. 44 –
992442175.UG.FTS.B , 29 .49% , 4/05/24 .. 201 200
992356295.UG.FTS.B , 29 .49% , 6/03/24 .. 16 7
992241102.UG.FTS.B , 29 .49% , 7/03/24 .. 52 52
992343713.UG.FTS.B , 29 .49% , 8/03/24 .. 27 27
992428468.UG.FTS.B , 25 .95% , 4/03/25 .. 78 79
992263589.UG.FTS.B , 28 .98% , 4/03/25 .. 35 35
992236701.UG.FTS.B , 29 .49% , 4/03/25 .. 22 23
992256275.UG.FTS.B , 29 .49% , 4/03/25 .. 21 21
992268108.UG.FTS.B , 29 .49% , 4/03/25 .. 59 59
992269560.UG.FTS.B , 29 .49% , 4/03/25 .. 178 178
992290976.UG.FTS.B , 29 .49% , 4/03/25 .. 180 184
992291050.UG.FTS.B , 29 .49% , 4/03/25 .. 6 6
992345576.UG.FTS.B , 29 .49% , 4/03/25 .. 204 26
992354024.UG.FTS.B , 29 .49% , 4/03/25 .. 14 14
992357933.UG.FTS.B , 29 .49% , 4/03/25 .. 158 165
992387188.UG.FTS.B , 28 .98% , 4/04/25 .. 170 175
992453316.UG.FTS.B , 28 .98% , 4/04/25 .. 136 136
992463571.UG.FTS.B , 28 .98% , 4/04/25 .. 76 9
992266370.UG.FTS.B , 29 .49% , 4/04/25 .. 311 321
992342016.UG.FTS.B , 29 .49% , 4/04/25 .. 146 146
992421008.UG.FTS.B , 29 .49% , 4/04/25 .. 8 7
992421200.UG.FTS.B , 29 .49% , 4/04/25 .. 115 118
992264407.UG.FTS.B , 14 .97% , 4/05/25 .. 501 501
992391676.UG.FTS.B , 15 .97% , 4/05/25 .. 55 55
992417616.UG.FTS.B , 17 .99% , 4/05/25 .. 65 66
992286525.UG.FTS.B , 18 .8% , 4/05/25 ... 79 81
992323394.UG.FTS.B , 18 .97% , 4/05/25 .. 925 935
992415664.UG.FTS.B , 18 .97% , 4/05/25 .. 1,093 1,107
992416415.UG.FTS.B , 19 .21% , 4/05/25 .. 915 933
992424538.UG.FTS.B , 19 .21% , 4/05/25 .. 461 465
992432194.UG.FTS.B , 19 .8% , 4/05/25 ... 228 230
992256001.UG.FTS.B , 19 .97% , 4/05/25 .. 294 300
992290432.UG.FTS.B , 19 .99% , 4/05/25 .. 3,377 –
992346135.UG.FTS.B , 19 .99% , 4/05/25 .. 257 266
992431381.UG.FTS.B , 19 .99% , 4/05/25 .. 55 55
992433537.UG.FTS.B , 19 .99% , 4/05/25 .. 690 711
992255166.UG.FTS.B , 20 .46% , 4/05/25 .. 30 29
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992386358.UG.FTS.B , 20 .46% , 4/05/25 .. $ 1,173 $ 1,195
992296469.UG.FTS.B , 21 .98% , 4/05/25 .. 152 155
992265045.UG.FTS.B , 25 .95% , 4/05/25 .. 97 99
992302611.UG.FTS.B , 25 .95% , 4/05/25 .. 694 699
992250719.UG.FTS.B , 27 .95% , 4/05/25 .. 236 63
992249070.UG.FTS.B , 28 .98% , 4/05/25 .. 61 62
992263759.UG.FTS.B , 28 .98% , 4/05/25 .. 303 19
992271131.UG.FTS.B , 28 .98% , 4/05/25 .. 233 243
992271316.UG.FTS.B , 28 .98% , 4/05/25 .. 104 108
992281862.UG.FTS.B , 28 .98% , 4/05/25 .. 202 204
992290941.UG.FTS.B , 28 .98% , 4/05/25 .. 73 75
992305223.UG.FTS.B , 28 .98% , 4/05/25 .. 108 112
992314088.UG.FTS.B , 28 .98% , 4/05/25 .. 71 72
992321475.UG.FTS.B , 28 .98% , 4/05/25 .. 275 284
992350450.UG.FTS.B , 28 .98% , 4/05/25 .. 566 568
992362215.UG.FTS.B , 28 .98% , 4/05/25 .. 591 602
992377531.UG.FTS.B , 28 .98% , 4/05/25 .. 1 1
992386343.UG.FTS.B , 28 .98% , 4/05/25 .. 96 –
992391277.UG.FTS.B , 28 .98% , 4/05/25 .. 27 11
992404668.UG.FTS.B , 28 .98% , 4/05/25 .. 84 84
992421379.UG.FTS.B , 28 .98% , 4/05/25 .. 97 100
992426381.UG.FTS.B , 28 .98% , 4/05/25 .. 73 76
992430529.UG.FTS.B , 28 .98% , 4/05/25 .. 38 39
992452945.UG.FTS.B , 28 .98% , 4/05/25 .. 100 101
992453117.UG.FTS.B , 28 .98% , 4/05/25 .. 18 18
992456750.UG.FTS.B , 28 .98% , 4/05/25 .. 130 17
992338606.UG.FTS.B , 29 .45% , 4/05/25 .. 27 27
992376094.UG.FTS.B , 29 .48% , 4/05/25 .. 99 103
992239162.UG.FTS.B , 29 .49% , 4/05/25 .. 93 96
992240128.UG.FTS.B , 29 .49% , 4/05/25 .. 400 409
992241600.UG.FTS.B , 29 .49% , 4/05/25 .. 70 73
992243368.UG.FTS.B , 29 .49% , 4/05/25 .. 208 214
992247116.UG.FTS.B , 29 .49% , 4/05/25 .. 164 167
992255844.UG.FTS.B , 29 .49% , 4/05/25 .. 58 58
992264748.UG.FTS.B , 29 .49% , 4/05/25 .. 16 16
992268866.UG.FTS.B , 29 .49% , 4/05/25 .. 151 153
992268980.UG.FTS.B , 29 .49% , 4/05/25 .. 59 62
992271586.UG.FTS.B , 29 .49% , 4/05/25 .. 105 109
992275962.UG.FTS.B , 29 .49% , 4/05/25 .. 152 155
992276049.UG.FTS.B , 29 .49% , 4/05/25 .. 122 127
992291806.UG.FTS.B , 29 .49% , 4/05/25 .. 354 371
992293542.UG.FTS.B , 29 .49% , 4/05/25 .. 54 55
992301441.UG.FTS.B , 29 .49% , 4/05/25 .. 137 142
992303097.UG.FTS.B , 29 .49% , 4/05/25 .. 150 155
992320378.UG.FTS.B , 29 .49% , 4/05/25 .. 130 135
992324857.UG.FTS.B , 29 .49% , 4/05/25 .. 62 16
992326966.UG.FTS.B , 29 .49% , 4/05/25 .. 76 78
992340410.UG.FTS.B , 29 .49% , 4/05/25 .. 30 30
992341543.UG.FTS.B , 29 .49% , 4/05/25 .. 43 44
992341758.UG.FTS.B , 29 .49% , 4/05/25 .. 149 152
992344325.UG.FTS.B , 29 .49% , 4/05/25 .. 5 5
992355380.UG.FTS.B , 29 .49% , 4/05/25 .. 43 44
992359643.UG.FTS.B , 29 .49% , 4/05/25 .. 271 278
992359656.UG.FTS.B , 29 .49% , 4/05/25 .. 464 485
992359703.UG.FTS.B , 29 .49% , 4/05/25 .. 87 91
992361376.UG.FTS.B , 29 .49% , 4/05/25 .. 18 18
992368911.UG.FTS.B , 29 .49% , 4/05/25 .. 196 202
992369632.UG.FTS.B , 29 .49% , 4/05/25 .. 138 142

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992371487.UG.FTS.B , 29 .49% , 4/05/25 .. $ 112 $ 117
992371951.UG.FTS.B , 29 .49% , 4/05/25 .. 126 130
992391427.UG.FTS.B , 29 .49% , 4/05/25 .. 105 110
992394239.UG.FTS.B , 29 .49% , 4/05/25 .. 83 85
992401130.UG.FTS.B , 29 .49% , 4/05/25 .. 110 116
992403505.UG.FTS.B , 29 .49% , 4/05/25 .. 112 116
992419811.UG.FTS.B , 29 .49% , 4/05/25 .. 83 85
992424526.UG.FTS.B , 29 .49% , 4/05/25 .. 155 160
992425789.UG.FTS.B , 29 .49% , 4/05/25 .. 220 227
992427607.UG.FTS.B , 29 .49% , 4/05/25 .. 74 75
992429564.UG.FTS.B , 29 .49% , 4/05/25 .. 71 5
992444668.UG.FTS.B , 29 .49% , 4/05/25 .. 984 1,021
992444707.UG.FTS.B , 29 .49% , 4/05/25 .. 74 76
992452371.UG.FTS.B , 29 .49% , 4/05/25 .. 85 88
992454738.UG.FTS.B , 29 .49% , 4/05/25 .. 1,183 1,227
992455102.UG.FTS.B , 29 .49% , 4/05/25 .. 247 256
992459731.UG.FTS.B , 29 .49% , 4/05/25 .. 25 25
992401571.UG.FTS.B , 29 .49% , 5/03/25 .. 70 73
992460328.UG.FTS.B , 29 .49% , 8/01/25 .. 89 93
992286064.UG.FTS.B , 29 .49% , 8/03/25 .. 416 24
992312103.UG.FTS.B , 29 .49% , 8/03/25 .. 410 52
992301470.UG.FTS.B , 28 .98% , 9/02/25 .. 128 94
992444060.UG.FTS.B , 28 .98% , 12/03/25 . 871 106
992238906.UG.FTS.B , 22 .97% , 4/03/26 .. 2,734 1,774
992424737.UG.FTS.B , 25 .95% , 4/03/26 .. 796 173
992300542.UG.FTS.B , 28 .98% , 4/03/26 .. 139 143
992418075.UG.FTS.B , 29 .49% , 3/03/29 .. 3 3
24,643
Upstart Network, Inc.
L1729715.UP.FTS.B , 8 .39% , 9/17/24 .... 1,287 1,284
L1722095.UP.FTS.B , 11 .17% , 9/17/24 .... 221 221
L1729539.UP.FTS.B , 18 .67% , 9/17/24 .... 611 614
L1730194.UP.FTS.B , 23 .58% , 9/17/24 .... 276 279
FW1730336.UP.FTS.B , 30 .16% , 9/17/24 .. 1,347 1,359
L1902385.UP.FTS.B , 8 .05% , 10/22/24 .... 1,218 1,214
L1902094.UP.FTS.B , 9 .69% , 10/22/24 .... 248 247
L1902354.UP.FTS.B , 12 .7% , 10/22/24 .... 1,281 1,280
FW1900872.UP.FTS.B , 18 .12% , 10/22/24 . 1,627 1,639
L1902710.UP.FTS.B , 18 .85% , 10/22/24 ... 1,502 1,513
L1900998.UP.FTS.B , 21 .32% , 10/22/24 ... 1,210 1,216
L1901625.UP.FTS.B , 21 .76% , 10/22/24 ... 287 285
L1875546.UP.FTS.B , 21 .84% , 10/22/24 ... 507 510
L1900754.UP.FTS.B , 23 .33% , 10/22/24 ... 1,370 24
FW1901937.UP.FTS.B , 24 .32% , 10/22/24 . 3,892 3,767
L2031380.UP.FTS.B , 6 .17% , 11/12/24 .... 2,006 1,990
L2032548.UP.FTS.B , 7 .85% , 11/12/24 .... 2,938 2,929
L2031918.UP.FTS.B , 8 .28% , 11/12/24 .... 821 818
L2031630.UP.FTS.B , 9 .03% , 11/12/24 .... 1,930 1,924
L2031494.UP.FTS.B , 9 .06% , 11/12/24 .... 1,739 1,102
L2033075.UP.FTS.B , 11 .83% , 11/12/24 ... 3,146 3,138
L2032627.UP.FTS.B , 14 .45% , 11/12/24 ... 583 587
L2031497.UP.FTS.B , 23 .3% , 11/12/24 .... 679 682
L2102014.UP.FTS.B , 8 .1% , 11/23/24 ..... 928 927
L2102773.UP.FTS.B , 10 .25% , 11/23/24 ... 335 335
L2102080.UP.FTS.B , 12 .09% , 11/23/24 ... 727 727
L2101642.UP.FTS.B , 15 .95% , 11/23/24 ... 3,639 266
L2102263.UP.FTS.B , 17 .21% , 11/23/24 ... 599 605
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2099426.UP.FTS.B , 18 .86% , 11/23/24 ... $ 765 $ 770
L2103709.UP.FTS.B , 20 .75% , 11/23/24 ... 682 689
L2102185.UP.FTS.B , 21 .19% , 11/23/24 ... 2,337 2,361
L2103127.UP.FTS.B , 21 .34% , 11/23/24 ... 3,247 3,277
FW2103254.UP.FTS.B , 28 .98% , 11/23/24 . 1,071 1,082
L2249821.UP.FTS.B , 9 .1% , 12/14/24 .... 306 305
L2249474.UP.FTS.B , 9 .8% , 12/14/24 .... 760 757
L2249818.UP.FTS.B , 9 .92% , 12/14/24 .... 997 992
L2248588.UP.FTS.B , 10 .67% , 12/14/24 ... 4,079 4,063
L2249713.UP.FTS.B , 11 .85% , 12/14/24 ... 1,258 1,254
L2249391.UP.FTS.B , 12 .58% , 12/14/24 ... 644 643
L2251228.UP.FTS.B , 12 .94% , 12/14/24 ... 478 477
L2250705.UP.FTS.B , 13 .29% , 12/14/24 ... 106 106
L2251099.UP.FTS.B , 15 .99% , 12/14/24 ... 407 408
L2249946.UP.FTS.B , 17 .98% , 12/14/24 ... 1,333 1,343
FW2249440.UP.FTS.B , 19 .65% , 12/14/24 . 516 37
L2250240.UP.FTS.B , 20 .48% , 12/14/24 ... 421 128
L2250459.UP.FTS.B , 21 .22% , 12/14/24 ... 1,513 1,515
L2251174.UP.FTS.B , 21 .98% , 12/14/24 ... 743 739
FW2250657.UP.FTS.B , 22 .04% , 12/14/24 . 346 348
FW2251405.UP.FTS.B , 24 .46% , 12/14/24 . 708 709
FW2250179.UP.FTS.B , 25 .41% , 12/14/24 . 1,187 1,192
FW2250656.UP.FTS.B , 26 .59% , 12/14/24 . 419 421
FW2250011.UP.FTS.B , 27 .44% , 12/14/24 . 1,306 1,308
FW2250630.UP.FTS.B , 28 .93% , 12/14/24 . 766 54
FW2248284.UP.FTS.B , 29 .12% , 12/14/24 . 1,037 1,037
L2251006.UP.FTS.B , 6 .59% , 12/15/24 .... 745 739
L2253130.UP.FTS.B , 10 .71% , 12/15/24 ... 1,864 1,857
L2253233.UP.FTS.B , 17 .76% , 12/15/24 ... 1,835 1,844
L2251602.UP.FTS.B , 18 .36% , 12/15/24 ... 1,171 1,177
L2252717.UP.FTS.B , 19 .17% , 12/15/24 ... 1,686 1,694
L2252886.UP.FTS.B , 20 .6% , 12/15/24 .... 444 446
L2249377.UP.FTS.B , 20 .67% , 12/15/24 ... 2,566 2,573
L2240893.UP.FTS.B , 21 .21% , 12/15/24 ... 8,591 8,634
FW2252326.UP.FTS.B , 21 .53% , 12/15/24 . 2,732 2,753
FW2249426.UP.FTS.B , 22 .47% , 12/15/24 . 2,045 2,053
L2253201.UP.FTS.B , 23 .48% , 12/15/24 ... 1,053 1,055
L2248952.UP.FTS.B , 12 .98% , 12/21/24 ... 2,230 2,224
L2499293.UP.FTS.B , 6 .07% , 1/24/25 .... 5,199 5,161
L2491823.UP.FTS.B , 6 .34% , 1/24/25 .... 1,629 1,617
L2499253.UP.FTS.B , 7 .19% , 1/24/25 .... 13,816 13,704
L2491568.UP.FTS.B , 7 .35% , 1/24/25 .... 1,489 109
L2499551.UP.FTS.B , 8 .93% , 1/24/25 .... 3,342 3,336
L2498976.UP.FTS.B , 9 .51% , 1/24/25 .... 7,611 556
L2499846.UP.FTS.B , 10 .23% , 1/24/25 .... 2,211 2,202
L2498779.UP.FTS.B , 11 .48% , 1/24/25 .... 343 342
L2497791.UP.FTS.B , 11 .97% , 1/24/25 .... 1,377 1,375
L2499082.UP.FTS.B , 12 .89% , 1/24/25 .... 4,859 4,862
L2499336.UP.FTS.B , 15 .49% , 1/24/25 .... 534 537
L2497860.UP.FTS.B , 16 .59% , 1/24/25 .... 700 51
FW2499341.UP.FTS.B , 16 .67% , 1/24/25 .. 795 58
L2497587.UP.FTS.B , 16 .78% , 1/24/25 .... 581 583
L2499854.UP.FTS.B , 22 .79% , 1/24/25 .... 2,657 2,682
FW2497753.UP.FTS.B , 26 .22% , 1/24/25 .. 3,067 44
FW2499886.UP.FTS.B , 26 .23% , 1/24/25 .. 3,347 3,347
FW2498195.UP.FTS.B , 26 .98% , 1/24/25 .. 3,389 3,412
FW2496668.UP.FTS.B , 5 .04% , 1/25/25 ... 6,521 6,469
L2501009.UP.FTS.B , 5 .3% , 1/25/25 ..... 3,225 3,201

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2501544.UP.FTS.B , 6 .11% , 1/25/25 ..... $ 1,138 $ 1,129
L2477274.UP.FTS.B , 6 .54% , 1/25/25 .... 2,008 1,993
L2502696.UP.FTS.B , 7 .45% , 1/25/25 .... 1,621 1,618
FW2502837.UP.FTS.B , 8 .49% , 1/25/25 ... 333 332
L2501769.UP.FTS.B , 8 .83% , 1/25/25 .... 5,050 370
FW2502102.UP.FTS.B , 9 .39% , 1/25/25 ... 60 60
L2502709.UP.FTS.B , 10 .64% , 1/25/25 .... 6,020 6,004
FW2502461.UP.FTS.B , 10 .75% , 1/25/25 .. 663 660
L2503015.UP.FTS.B , 11 .17% , 1/25/25 .... 340 340
FW2503195.UP.FTS.B , 11 .21% , 1/25/25 .. 4,613 4,616
FW2503345.UP.FTS.B , 13 .6% , 1/25/25 ... 1,050 1,049
FW2503482.UP.FTS.B , 16 .69% , 1/25/25 .. 354 357
FW2501793.UP.FTS.B , 17 .35% , 1/25/25 .. 270 269
L2501394.UP.FTS.B , 21 .45% , 1/25/25 .... 4,764 4,804
FW2502139.UP.FTS.B , 27 .5% , 1/25/25 ... 2,370 2,390
FW2503051.UP.FTS.B , 29 .1% , 1/25/25 ... 351 352
L1729059.UP.FTS.B , 7 .36% , 2/17/25 .... 486 481
L1730069.UP.FTS.B , 14 .07% , 2/17/25 .... 7,478 7,205
FW2031299.UP.FTS.B , 21 .82% , 4/12/25 .. 3,437 3,444
FW2032694.UP.FTS.B , 22 .49% , 4/12/25 .. 3,172 3,162
L2971722.UP.FTS.B , 8 .62% , 4/19/25 .... 8,022 7,986
L2972108.UP.FTS.B , 15 .03% , 4/19/25 .... 1,463 1,469
L2970836.UP.FTS.B , 15 .68% , 4/19/25 .... 2,227 2,220
FW2972173.UP.FTS.B , 22 .89% , 4/19/25 .. 4,985 4,998
FW2250596.UP.FTS.B , 22 .87% , 5/14/25 .. 1,764 1,756
FW2248798.UP.FTS.B , 28 .6% , 5/14/25 ... 1,548 110
L2253008.UP.FTS.B , 17 .8% , 5/15/25 .... 2,943 213
FW2249116.UP.FTS.B , 28 .33% , 5/15/25 .. 594 598
L2502143.UP.FTS.B , 21 .34% , 6/25/25 .... 7,960 574
FW2971973.UP.FTS.B , 20 .05% , 9/19/25 .. 2,315 2,202
L2250196.UP.FTS.B , 14 .38% , 10/15/25 ... 2,169 2,178
FW2503206.UP.FTS.B , 28 .84% , 11/25/25 . 735 –
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 4,025 4,004
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 29,412 29,346
L1728160.UP.FTS.B , 12 .23% , 9/17/26 .... 2,959 2,952
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 1,841 1,841
L1729289.UP.FTS.B , 17 .07% , 9/17/26 .... 1,862 1,861
L1729699.UP.FTS.B , 18 .77% , 9/17/26 .... 1,882 1,879
L1729786.UP.FTS.B , 18 .84% , 9/17/26 .... 3,787 3,790
FW1730043.UP.FTS.B , 21 .14% , 9/17/26 .. 2,986 3,019
L1730077.UP.FTS.B , 21 .62% , 9/17/26 .... 3,010 2,987
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 4,976 5,029
L1730120.UP.FTS.B , 23 .06% , 9/17/26 .... 7,262 7,342
L1729719.UP.FTS.B , 23 .41% , 9/17/26 .... 7,025 87
L1729627.UP.FTS.B , 24 .42% , 9/17/26 .... 6,623 6,693
L1729392.UP.FTS.B , 25 .28% , 9/17/26 .... 666 674
FW1729302.UP.FTS.B , 28 .5% , 9/17/26 ... 1,075 72
FW1730388.UP.FTS.B , 28 .64% , 9/17/26 .. 10,550 10,686
FW1729744.UP.FTS.B , 29 .63% , 9/17/26 .. 6,214 6,280
FW1729641.UP.FTS.B , 30 .22% , 9/17/26 .. 3,329 3,364
FW1728143.UP.FTS.B , 30 .44% , 9/17/26 .. 3,647 3,692
FW1730150.UP.FTS.B , 30 .64% , 9/17/26 .. 737 740
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 1,724 1,660
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 1,897 1,917
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 7,963 7,911
L1902780.UP.FTS.B , 7 .49% , 10/22/26 .... 3,765 3,746
L1902219.UP.FTS.B , 10 .65% , 10/22/26 ... 5,988 5,970
L1901059.UP.FTS.B , 11 .8% , 10/22/26 .... 2,407 2,402
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1902782.UP.FTS.B , 14 .11% , 10/22/26 . $ 12,650 $ 11,987
L1902333.UP.FTS.B , 15 .82% , 10/22/26 ... 15,480 14,726
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 7,952 7,953
FW1901195.UP.FTS.B , 18 .66% , 10/22/26 . 1,485 1,488
L1901212.UP.FTS.B , 19 .55% , 10/22/26 ... 3,925 3,971
L1902855.UP.FTS.B , 19 .55% , 10/22/26 ... 1,953 1,956
L1901936.UP.FTS.B , 21 .29% , 10/22/26 ... 7,268 7,351
L1902840.UP.FTS.B , 22 .56% , 10/22/26 ... 8,782 8,797
L1901067.UP.FTS.B , 23 .17% , 10/22/26 ... 10,068 10,183
L1901771.UP.FTS.B , 24 .44% , 10/22/26 ... 2,963 2,963
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 8,185 8,279
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 1,638 1,657
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 33,249 33,652
L1902657.UP.FTS.B , 25 .42% , 10/22/26 ... 1,388 1,402
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 3,220 3,257
L1902021.UP.FTS.B , 25 .72% , 10/22/26 ... 1,931 29
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 2,881 2,920
FW1886406.UP.FTS.B , 27 .97% , 10/22/26 . 9,590 1,492
FW1901053.UP.FTS.B , 28 .68% , 10/22/26 . 2,736 194
FW1902391.UP.FTS.B , 31 .19% , 10/22/26 . 2,551 2,585
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 2,713 2,744
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 785 794
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 5,728 5,795
FW1901994.UP.FTS.B , 32 .7% , 10/22/26 .. 6,269 432
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 5,669 5,748
L1901748.UP.FTS.B , 12 .93% , 11/05/26 ... 5,668 5,648
L2032896.UP.FTS.B , 9 .9% , 11/12/26 ..... 4,269 4,247
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 4,965 4,941
L2032600.UP.FTS.B , 12 .19% , 11/12/26 ... 4,606 4,587
L2032561.UP.FTS.B , 12 .57% , 11/12/26 ... 9,396 9,352
FW2032979.UP.FTS.B , 12 .77% , 11/12/26 . 5,017 4,993
L2032884.UP.FTS.B , 12 .78% , 11/12/26 ... 5,017 4,999
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . 2,198 2,189
L2032885.UP.FTS.B , 12 .92% , 11/12/26 ... 3,115 3,103
FW2032795.UP.FTS.B , 13 .19% , 11/12/26 . 5,037 5,013
L2030962.UP.FTS.B , 13 .54% , 11/12/26 ... 5,520 760
FW2032278.UP.FTS.B , 13 .85% , 11/12/26 . 3,057 3,044
L2032791.UP.FTS.B , 14 .03% , 11/12/26 ... 1,866 1,858
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 15,441 15,380
L2031580.UP.FTS.B , 14 .88% , 11/12/26 ... 949 942
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... 6,396 6,372
FW2032722.UP.FTS.B , 14 .98% , 11/12/26 . 4,969 4,948
L2032268.UP.FTS.B , 15 .84% , 11/12/26 ... 12,954 12,913
L2033071.UP.FTS.B , 15 .91% , 11/12/26 ... 2,390 2,379
FW2031845.UP.FTS.B , 15 .93% , 11/12/26 . 9,853 9,829
L2032366.UP.FTS.B , 16 .55% , 11/12/26 ... 4,961 4,939
L2030808.UP.FTS.B , 16 .75% , 11/12/26 ... 6,161 440
FW2032502.UP.FTS.B , 16 .77% , 11/12/26 . 5,209 5,185
L2033005.UP.FTS.B , 16 .99% , 11/12/26 ... 2,686 1,513
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 4,175 4,162
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 10,412 2,799
L2030768.UP.FTS.B , 17 .71% , 11/12/26 ... 3,277 3,273
L2032284.UP.FTS.B , 17 .94% , 11/12/26 ... 3,291 3,283
L2032006.UP.FTS.B , 17 .99% , 11/12/26 ... 4,026 4,013
FW2031117.UP.FTS.B , 18 .34% , 11/12/26 . 6,591 6,574
L2032837.UP.FTS.B , 18 .39% , 11/12/26 ... 280 277
L2030864.UP.FTS.B , 18 .46% , 11/12/26 ... 6,334 6,305
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 7,961 7,951

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... $ 2,663 $ 2,656
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 16,711 16,636
L2031425.UP.FTS.B , 19 .77% , 11/12/26 ... 4,157 4,154
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 4,018 4,016
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 1,007 1,007
FW2033134.UP.FTS.B , 22 .19% , 11/12/26 . 5,537 3,282
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 6,907 6,970
FW2031872.UP.FTS.B , 24 .66% , 11/12/26 . 20,880 21,027
FW2033202.UP.FTS.B , 25 .01% , 11/12/26 . 11,156 11,235
L2032689.UP.FTS.B , 25 .21% , 11/12/26 ... 4,421 646
FW2031174.UP.FTS.B , 25 .25% , 11/12/26 . 6,332 6,376
L2032525.UP.FTS.B , 25 .33% , 11/12/26 ... 697 696
L2031145.UP.FTS.B , 25 .44% , 11/12/26 ... 3,279 3,271
L2031934.UP.FTS.B , 25 .51% , 11/12/26 ... 2,094 2,113
FW2031600.UP.FTS.B , 26 .6% , 11/12/26 .. 3,410 3,436
L2032677.UP.FTS.B , 26 .71% , 11/12/26 ... 5,634 5,686
FW2032877.UP.FTS.B , 27 .2% , 11/12/26 .. 3,314 3,333
FW2003411.UP.FTS.B , 27 .5% , 11/12/26 .. 5,297 5,344
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . 988 997
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 17,931 18,066
FW2032799.UP.FTS.B , 29 .91% , 11/12/26 . 1,729 1,745
FW2030797.UP.FTS.B , 30% , 11/12/26 ... 16,187 16,309
FW2033213.UP.FTS.B , 30 .17% , 11/12/26 . 1,123 322
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 1,304 1,313
FW2031627.UP.FTS.B , 30 .86% , 11/12/26 . 4,016 284
FW2031985.UP.FTS.B , 31% , 11/12/26 ... 820 813
FW2031873.UP.FTS.B , 31 .05% , 11/12/26 . 727 731
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 871 879
FW2031596.UP.FTS.B , 31 .1% , 11/12/26 .. 3,991 4,022
FW2032994.UP.FTS.B , 31 .15% , 11/12/26 . 2,734 203
FW2033066.UP.FTS.B , 31 .16% , 11/12/26 . 5,873 415
FW2031715.UP.FTS.B , 31 .33% , 11/12/26 . 3,492 3,524
L2031352.UP.FTS.B , 11 .14% , 11/13/26 ... 1,398 1,391
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 20,977 20,843
FW2101958.UP.FTS.B , 6 .23% , 11/23/26 .. 22,941 22,796
L2101736.UP.FTS.B , 8 .06% , 11/23/26 .... 544 541
L2103598.UP.FTS.B , 8 .71% , 11/23/26 .... 9,651 9,603
L2102006.UP.FTS.B , 8 .84% , 11/23/26 .... 30,196 30,048
L2101981.UP.FTS.B , 11 .14% , 11/23/26 ... 6,095 353
L2102059.UP.FTS.B , 12 .22% , 11/23/26 ... 13,149 13,118
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 20,924 20,882
L2103822.UP.FTS.B , 12 .78% , 11/23/26 ... 3,136 3,127
L2101315.UP.FTS.B , 12 .86% , 11/23/26 ... 3,031 3,011
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 2,207 2,202
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... 2,339 2,331
L2095249.UP.FTS.B , 14 .31% , 11/23/26 ... 10,178 10,148
FW2102638.UP.FTS.B , 15 .48% , 11/23/26 . 5,623 210
L2068146.UP.FTS.B , 16 .06% , 11/23/26 ... 4,881 4,858
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 2,594 2,598
L2103150.UP.FTS.B , 16 .57% , 11/23/26 ... 3,819 3,810
FW2101751.UP.FTS.B , 16 .63% , 11/23/26 . 12,991 12,988
L2099233.UP.FTS.B , 17 .83% , 11/23/26 ... 10,445 10,458
L2050778.UP.FTS.B , 18 .01% , 11/23/26 ... 5,914 5,923
L2102051.UP.FTS.B , 19 .71% , 11/23/26 ... 3,739 3,743
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 13,405 13,583
L2102313.UP.FTS.B , 20 .5% , 11/23/26 .... 996 1,009
L2102253.UP.FTS.B , 20 .85% , 11/23/26 ... 5,511 1,593
L2102703.UP.FTS.B , 20 .89% , 11/23/26 ... 3,488 1,006
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2103055.UP.FTS.B , 22 .44% , 11/23/26 ... $ 111 $ 110
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 4,048 4,099
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 4,857 4,912
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 2,778 2,809
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 2,784 2,792
L2101935.UP.FTS.B , 25 .31% , 11/23/26 ... 906 918
L2103945.UP.FTS.B , 25 .34% , 11/23/26 ... 1,872 1,891
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 2,095 2,119
L2103491.UP.FTS.B , 25 .4% , 11/23/26 .... 588 587
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 4,200 4,256
L2052565.UP.FTS.B , 26 .09% , 11/23/26 ... 11,885 3,463
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 2,487 2,516
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 2,762 2,795
FW2103532.UP.FTS.B , 28 .75% , 11/23/26 . 7,146 7,242
FW2102371.UP.FTS.B , 30 .85% , 11/23/26 . 4,612 4,630
FW2103786.UP.FTS.B , 31 .2% , 11/23/26 .. 1,151 1,159
FW2103069.UP.FTS.B , 31 .22% , 11/23/26 . 1,599 1,621
FW2102410.UP.FTS.B , 22 .44% , 12/07/26 . 3,536 3,573
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 6,824 6,782
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 3,109 3,090
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 4,982 4,951
L2250829.UP.FTS.B , 9 .77% , 12/14/26 .... 635 629
L2247842.UP.FTS.B , 9 .8% , 12/14/26 .... 4,886 1,214
L2251213.UP.FTS.B , 9 .85% , 12/14/26 .... 7,703 7,271
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . 11,951 11,888
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... 6,682 1,733
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 1,899 1,889
L2251043.UP.FTS.B , 12 .11% , 12/14/26 ... 20,456 20,348
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 4,456 4,436
L2251230.UP.FTS.B , 12 .48% , 12/14/26 ... 1,233 1,227
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 2,582 2,568
L2250820.UP.FTS.B , 13 .59% , 12/14/26 ... 2,073 2,062
FW2250025.UP.FTS.B , 13 .65% , 12/14/26 . 4,979 4,701
L2251167.UP.FTS.B , 14 .16% , 12/14/26 ... 5,666 5,349
L2249868.UP.FTS.B , 14 .41% , 12/14/26 ... 4,460 323
L2250559.UP.FTS.B , 14 .84% , 12/14/26 ... 4,938 4,912
L2251440.UP.FTS.B , 16 .23% , 12/14/26 ... 908 904
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 7,889 7,869
L2250624.UP.FTS.B , 16 .92% , 12/14/26 ... 4,298 610
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 4,238 4,219
L2249002.UP.FTS.B , 18 .13% , 12/14/26 ... 2,357 2,348
L2250560.UP.FTS.B , 18 .18% , 12/14/26 ... 7,180 1,036
FW2249113.UP.FTS.B , 18 .58% , 12/14/26 . 16,898 16,835
L2249404.UP.FTS.B , 18 .82% , 12/14/26 ... 3,189 283
L2251037.UP.FTS.B , 19 .7% , 12/14/26 .... 1,228 1,223
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 1,353 1,347
L2248975.UP.FTS.B , 19 .98% , 12/14/26 ... 7,082 7,057
L2250558.UP.FTS.B , 20 .67% , 12/14/26 ... 5,569 5,602
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... 8,254 8,223
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 3,384 3,408
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 5,520 5,552
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 4,129 4,118
L2249030.UP.FTS.B , 21 .69% , 12/14/26 ... 1,708 123
L2249288.UP.FTS.B , 21 .82% , 12/14/26 ... 3,825 3,666
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... 6,939 6,912
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 2,430 2,444
L2249898.UP.FTS.B , 22 .33% , 12/14/26 ... 15,260 15,222
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 11,370 11,438

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2249183.UP.FTS.B , 22 .87% , 12/14/26 ... $ 2,447 $ 2,461
FW2251497.UP.FTS.B , 23 .11% , 12/14/26 . 3,831 3,804
L2250010.UP.FTS.B , 23 .56% , 12/14/26 ... 3,515 3,535
FW2248932.UP.FTS.B , 23 .62% , 12/14/26 . 1,416 1,425
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 2,814 2,830
L2250948.UP.FTS.B , 23 .7% , 12/14/26 .... 31,660 31,841
L2248306.UP.FTS.B , 23 .97% , 12/14/26 ... 17,631 17,731
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 6,155 6,131
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 2,581 738
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 2,983 3,000
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 3,316 3,337
L2250779.UP.FTS.B , 25 .12% , 12/14/26 ... 1,353 1,361
L2248450.UP.FTS.B , 25 .14% , 12/14/26 ... 4,267 4,249
L2248417.UP.FTS.B , 25 .23% , 12/14/26 ... 1,565 1,574
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 855 859
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 3,087 3,074
L2251395.UP.FTS.B , 25 .45% , 12/14/26 ... 1,568 1,577
L2251149.UP.FTS.B , 25 .46% , 12/14/26 ... 2,026 304
L2249309.UP.FTS.B , 25 .75% , 12/14/26 ... 3,288 233
L2250992.UP.FTS.B , 25 .92% , 12/14/26 ... 7,164 7,205
FW2248550.UP.FTS.B , 26 .2% , 12/14/26 .. 3,103 3,123
L2249257.UP.FTS.B , 26 .38% , 12/14/26 ... 6,419 6,462
FW2249342.UP.FTS.B , 27 .92% , 12/14/26 . 3,827 3,835
FW2251120.UP.FTS.B , 28 .37% , 12/14/26 . 9,460 9,512
FW2249976.UP.FTS.B , 28 .77% , 12/14/26 . 1,281 1,284
FW2249951.UP.FTS.B , 30 .44% , 12/14/26 . 1,416 1,425
FW2249983.UP.FTS.B , 30 .63% , 12/14/26 . 1,459 1,397
FW2250251.UP.FTS.B , 30 .69% , 12/14/26 . 4,678 1,365
FW2251385.UP.FTS.B , 30 .75% , 12/14/26 . 4,140 4,122
FW2249049.UP.FTS.B , 30 .95% , 12/14/26 . 4,662 4,686
FW2249935.UP.FTS.B , 30 .97% , 12/14/26 . 2,794 2,815
FW2251092.UP.FTS.B , 31 .1% , 12/14/26 .. 1,558 110
FW2250801.UP.FTS.B , 31 .11% , 12/14/26 . 2,034 2,041
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 816 820
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 2,476 2,492
FW2248893.UP.FTS.B , 31 .17% , 12/14/26 . 1,335 1,342
FW2249653.UP.FTS.B , 31 .19% , 12/14/26 . 2,819 2,834
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 3,436 3,456
L2251963.UP.FTS.B , 7 .31% , 12/15/26 .... 7,601 7,561
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 30,143 29,978
L2252339.UP.FTS.B , 8 .65% , 12/15/26 .... 15,474 15,393
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 13,007 12,931
L2252298.UP.FTS.B , 8 .83% , 12/15/26 .... 1,617 1,606
L2252476.UP.FTS.B , 9 .18% , 12/15/26 .... 6,222 6,186
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 8,205 8,174
L2253738.UP.FTS.B , 11 .28% , 12/15/26 ... 19,035 18,943
L2247794.UP.FTS.B , 12 .65% , 12/15/26 ... 2,891 2,877
L2253650.UP.FTS.B , 13 .61% , 12/15/26 ... 4,211 4,192
L2253384.UP.FTS.B , 13 .79% , 12/15/26 ... 7,788 7,751
L2253091.UP.FTS.B , 14 .6% , 12/15/26 .... 22,259 1,611
L2252920.UP.FTS.B , 14 .66% , 12/15/26 ... 1,962 1,953
L2252357.UP.FTS.B , 15 .18% , 12/15/26 ... 4,177 302
L2252931.UP.FTS.B , 15 .49% , 12/15/26 ... 2,236 2,231
FW2249675.UP.FTS.B , 16 .01% , 12/15/26 . 10,479 2,812
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 4,215 4,207
L2252199.UP.FTS.B , 17 .21% , 12/15/26 ... 6,282 6,253
L2253164.UP.FTS.B , 17 .76% , 12/15/26 ... 3,530 3,514
FW2252613.UP.FTS.B , 17 .78% , 12/15/26 . 1,004 992
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2253547.UP.FTS.B , 18 .3% , 12/15/26 .. $ 1,910 $ 1,837
L2252566.UP.FTS.B , 19 .55% , 12/15/26 ... 4,067 4,052
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . 10,237 10,209
L2252438.UP.FTS.B , 19 .81% , 12/15/26 ... 2,849 788
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 2,058 2,052
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 1,723 1,718
L2253118.UP.FTS.B , 21 .32% , 12/15/26 ... 13,818 13,912
L2251670.UP.FTS.B , 22 .36% , 12/15/26 ... 3,483 3,507
L2252753.UP.FTS.B , 22 .36% , 12/15/26 ... 928 917
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... 2,093 2,108
FW2253422.UP.FTS.B , 24 .48% , 12/15/26 . 8,971 155
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... 2,132 2,147
L2252209.UP.FTS.B , 25 .21% , 12/15/26 ... 957 961
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 855 861
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 5,091 5,121
FW2248936.UP.FTS.B , 26 .48% , 12/15/26 . 4,218 4,251
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 3,353 3,376
FW2253234.UP.FTS.B , 28 .94% , 12/15/26 . 7,940 8,007
FW2252233.UP.FTS.B , 30 .05% , 12/15/26 . 1,840 1,853
FW2247630.UP.FTS.B , 30 .42% , 12/15/26 . 2,384 691
FW2252687.UP.FTS.B , 30 .62% , 12/15/26 . 11,079 11,155
FW2251570.UP.FTS.B , 31 .17% , 12/15/26 . 9,057 8,690
FW2253186.UP.FTS.B , 31 .17% , 12/15/26 . 1,584 1,520
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 1,409 1,418
FW2251389.UP.FTS.B , 31 .46% , 12/15/26 . 13,961 14,061
FW2251813.UP.FTS.B , 31 .46% , 12/15/26 . 3,517 248
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 2,277 2,267
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 9,242 9,193
FW2249158.UP.FTS.B , 11 .8% , 12/28/26 .. 9,605 9,555
L2249483.UP.FTS.B , 20 .19% , 12/28/26 ... 6,889 6,878
L2253562.UP.FTS.B , 23 .61% , 12/28/26 ... 3,655 3,678
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 30,780 30,588
L2497781.UP.FTS.B , 5 .7% , 1/24/27 ..... 4,186 306
L2499766.UP.FTS.B , 6 .26% , 1/24/27 .... 3,725 3,702
L2498743.UP.FTS.B , 7 .47% , 1/24/27 .... 6,907 6,872
L2492277.UP.FTS.B , 7 .6% , 1/24/27 ..... 4,276 4,251
L2500086.UP.FTS.B , 7 .95% , 1/24/27 .... 7,629 7,586
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... 22,088 21,977
L2497353.UP.FTS.B , 9 .69% , 1/24/27 .... 8,314 8,272
L2498801.UP.FTS.B , 10 .59% , 1/24/27 .... 19,521 1,421
L2499730.UP.FTS.B , 10 .93% , 1/24/27 .... 6,606 6,578
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 650 648
L2498662.UP.FTS.B , 11 .41% , 1/24/27 .... 7,120 519
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 4,224 4,209
L2498623.UP.FTS.B , 12 .18% , 1/24/27 .... 1,441 1,436
FW2497574.UP.FTS.B , 12 .62% , 1/24/27 .. 22,902 22,789
L2497797.UP.FTS.B , 12 .7% , 1/24/27 .... 4,607 4,591
L2500282.UP.FTS.B , 13 .29% , 1/24/27 .... 6,949 1,818
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 4,011 3,994
FW2499948.UP.FTS.B , 14 .6% , 1/24/27 ... 4,681 4,665
L2500513.UP.FTS.B , 14 .9% , 1/24/27 .... 13,408 13,363
L2499400.UP.FTS.B , 15 .39% , 1/24/27 .... 9,660 9,621
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 4,073 4,069
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 3,736 3,733
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 4,818 4,818
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 5,180 5,175
L2497796.UP.FTS.B , 18 .8% , 1/24/27 .... 4,953 4,934
L2500341.UP.FTS.B , 18 .83% , 1/24/27 .... 1,730 1,727

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... $ 2,151 $ 2,151
L2498546.UP.FTS.B , 19 .91% , 1/24/27 .... 4,627 4,618
L2497528.UP.FTS.B , 19 .93% , 1/24/27 .... 3,489 3,488
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 4,193 4,192
FW2499205.UP.FTS.B , 20 .72% , 1/24/27 .. 4,328 4,357
L2499153.UP.FTS.B , 21 .13% , 1/24/27 .... 834 833
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 3,526 3,562
L2500177.UP.FTS.B , 21 .66% , 1/24/27 .... 4,658 334
FW2494038.UP.FTS.B , 22 .37% , 1/24/27 .. 2,842 2,842
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 12,308 12,422
FW2498441.UP.FTS.B , 23 .1% , 1/24/27 ... 7,715 7,793
L2500427.UP.FTS.B , 23 .85% , 1/24/27 .... 7,501 7,485
L2499847.UP.FTS.B , 24 .09% , 1/24/27 .... 19,556 1,379
L2500224.UP.FTS.B , 25 .04% , 1/24/27 .... 4,314 4,342
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 1,160 1,159
FW2497649.UP.FTS.B , 25 .29% , 1/24/27 .. 29,019 29,311
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 3,775 3,813
L2500426.UP.FTS.B , 25 .41% , 1/24/27 .... 944 953
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 2,915 2,934
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 1,235 1,247
L2497190.UP.FTS.B , 26 .04% , 1/24/27 .... 2,115 2,114
L2500357.UP.FTS.B , 26 .3% , 1/24/27 .... 6,794 6,862
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 7,329 7,402
FW2499103.UP.FTS.B , 27 .5% , 1/24/27 ... 2,392 373
L2497724.UP.FTS.B , 27 .87% , 1/24/27 .... 3,841 3,831
FW2497801.UP.FTS.B , 28 .11% , 1/24/27 .. 5,277 5,307
FW2499989.UP.FTS.B , 28 .3% , 1/24/27 ... 6,460 6,510
FW2497725.UP.FTS.B , 28 .51% , 1/24/27 .. 940 144
FW2499482.UP.FTS.B , 28 .65% , 1/24/27 .. 12,167 12,288
FW2498534.UP.FTS.B , 28 .67% , 1/24/27 .. 1,371 1,379
FW2499784.UP.FTS.B , 29 .61% , 1/24/27 .. 6,518 6,558
FW2498768.UP.FTS.B , 30 .06% , 1/24/27 .. 1,118 1,129
FW2497688.UP.FTS.B , 30 .73% , 1/24/27 .. 868 869
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 2,106 2,126
FW2498894.UP.FTS.B , 31 .13% , 1/24/27 .. 2,713 2,740
FW2498422.UP.FTS.B , 31 .2% , 1/24/27 ... 755 761
FW2497608.UP.FTS.B , 31 .43% , 1/24/27 .. 1,279 1,291
FW2497327.UP.FTS.B , 33 .75% , 1/24/27 .. 1,479 1,489
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 8,255 8,203
L2502859.UP.FTS.B , 5 .46% , 1/25/27 .... 33,600 2,905
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 5,297 5,264
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 12,598 12,518
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 3,794 3,775
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 26,079 25,923
L2501796.UP.FTS.B , 9 .36% , 1/25/27 .... 9,968 9,919
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 20,292 20,189
L2502174.UP.FTS.B , 9 .86% , 1/25/27 .... 10,305 10,262
FW2498378.UP.FTS.B , 11 .81% , 1/25/27 .. 19,590 19,526
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 8,181 8,146
L2500626.UP.FTS.B , 12 .15% , 1/25/27 .... 3,053 3,037
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 1,317 1,313
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 26,173 26,082
L2502535.UP.FTS.B , 13 .13% , 1/25/27 .... 31,716 31,592
L2502247.UP.FTS.B , 13 .43% , 1/25/27 .... 2,649 2,640
L2503471.UP.FTS.B , 13 .93% , 1/25/27 .... 3,326 3,311
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 4,936 4,920
L2500633.UP.FTS.B , 14 .62% , 1/25/27 .... 3,040 3,029
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 2,682 2,671
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2501591.UP.FTS.B , 16 .26% , 1/25/27 .... $ 11,348 $ 11,334
FW2500763.UP.FTS.B , 16 .29% , 1/25/27 .. 2,916 2,914
L2499095.UP.FTS.B , 16 .97% , 1/25/27 .... 2,045 2,044
L2500943.UP.FTS.B , 17 .28% , 1/25/27 .... 5,399 5,391
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 3,431 3,428
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 1,372 1,371
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 1,030 1,030
L2502739.UP.FTS.B , 18 .1% , 1/25/27 .... 4,243 4,233
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 4,869 4,861
L2495525.UP.FTS.B , 19 .03% , 1/25/27 .... 5,016 5,002
L2502391.UP.FTS.B , 19 .43% , 1/25/27 .... 10,606 10,581
L2500727.UP.FTS.B , 19 .88% , 1/25/27 .... 5,812 5,794
FW2501295.UP.FTS.B , 20 .14% , 1/25/27 .. 699 699
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 4,609 4,646
L2500557.UP.FTS.B , 21 .25% , 1/25/27 .... 3,520 251
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 3,970 3,999
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 6,919 6,920
L2501728.UP.FTS.B , 21 .52% , 1/25/27 .... 3,536 3,529
L2500163.UP.FTS.B , 21 .71% , 1/25/27 .... 10,975 10,939
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 7,237 7,284
L2500977.UP.FTS.B , 22 .64% , 1/25/27 .... 4,983 5,036
L2502763.UP.FTS.B , 23 .93% , 1/25/27 .... 3,202 129
FW2503468.UP.FTS.B , 24 .6% , 1/25/27 ... 2,440 2,464
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 2,198 2,218
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 5,032 5,082
L2502753.UP.FTS.B , 25 .33% , 1/25/27 .... 2,741 259
L2500577.UP.FTS.B , 25 .4% , 1/25/27 .... 1,120 1,128
L2503342.UP.FTS.B , 25 .48% , 1/25/27 .... 4,669 4,708
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 1,001 1,010
L2501610.UP.FTS.B , 25 .67% , 1/25/27 .... 2,485 380
L2502912.UP.FTS.B , 25 .69% , 1/25/27 .... 15,574 4,578
L2502995.UP.FTS.B , 25 .82% , 1/25/27 .... 2,243 2,259
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 4,026 4,059
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 3,660 3,698
FW2501053.UP.FTS.B , 27 .35% , 1/25/27 .. 5,925 5,983
FW2474863.UP.FTS.B , 27 .63% , 1/25/27 .. 2,335 2,354
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 3,613 3,650
FW2503169.UP.FTS.B , 27 .77% , 1/25/27 .. 735 742
FW2501180.UP.FTS.B , 28 .56% , 1/25/27 .. 2,226 2,243
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 1,458 1,472
FW2502849.UP.FTS.B , 29 .19% , 1/25/27 .. 924 926
FW2501203.UP.FTS.B , 30 .73% , 1/25/27 .. 1,052 1,063
FW2503502.UP.FTS.B , 31 .01% , 1/25/27 .. 1,914 1,931
FW2502222.UP.FTS.B , 31 .02% , 1/25/27 .. 965 974
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 1,359 1,370
FW2502879.UP.FTS.B , 31 .04% , 1/25/27 .. 21,880 22,053
FW2502647.UP.FTS.B , 31 .05% , 1/25/27 .. 6,672 1,015
FW2502834.UP.FTS.B , 31 .11% , 1/25/27 .. 2,192 154
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 744 751
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 3,835 3,865
L2503404.UP.FTS.B , 16 .88% , 2/01/27 .... 6,219 6,195
FW2500954.UP.FTS.B , 23 .81% , 2/07/27 .. 5,905 5,945
L2500786.UP.FTS.B , 26 .35% , 2/09/27 .... 2,107 2,100
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 18,024 17,967
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... 18,126 17,464
FW1729684.UP.FTS.B , 29 .1% , 2/17/27 ... 9,720 9,334
FW1729695.UP.FTS.B , 29 .91% , 2/17/27 .. 44,873 –
L1902477.UP.FTS.B , 13 .65% , 3/22/27 .... 6,632 6,594

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1901660.UP.FTS.B , 25 .23% , 3/22/27 .... $ 1,396 $ 1,415
FW1901509.UP.FTS.B , 31 .16% , 3/22/27 .. 6,583 6,322
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 33,166 32,898
L2030856.UP.FTS.B , 13 .22% , 4/12/27 .... 7,323 532
L2031106.UP.FTS.B , 17 .27% , 4/12/27 .... 1,679 1,658
L2030776.UP.FTS.B , 18 .15% , 4/12/27 .... 4,141 4,117
FW2032194.UP.FTS.B , 19 .49% , 4/12/27 .. 5,847 828
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... 3,586 3,603
L2032168.UP.FTS.B , 21 .6% , 4/12/27 .... 8,674 4,836
FW2032681.UP.FTS.B , 22 .41% , 4/12/27 .. 1,912 1,898
L2032407.UP.FTS.B , 25 .01% , 4/12/27 .... 983 16
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 7,000 7,029
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... 33,436 33,221
L2972137.UP.FTS.B , 6 .42% , 4/19/27 .... 10,051 9,987
L2971979.UP.FTS.B , 6 .84% , 4/19/27 .... 18,023 17,907
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 16,888 16,780
L2972081.UP.FTS.B , 7 .8% , 4/19/27 ..... 3,557 3,535
FW2972190.UP.FTS.B , 7 .92% , 4/19/27 ... 32,097 31,893
L2971556.UP.FTS.B , 10 .11% , 4/19/27 .... 5,386 5,333
L2971728.UP.FTS.B , 11 .46% , 4/19/27 .... 7,468 7,420
L2971948.UP.FTS.B , 12 .78% , 4/19/27 .... 5,268 5,239
L2971527.UP.FTS.B , 13 .17% , 4/19/27 .... 7,425 7,377
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 12,117 12,040
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 5,498 5,463
L2971657.UP.FTS.B , 16 .32% , 4/19/27 .... 1,571 1,563
L2971854.UP.FTS.B , 16 .46% , 4/19/27 .... 2,220 2,208
FW2968818.UP.FTS.B , 17 .01% , 4/19/27 .. 11,854 11,779
L2970277.UP.FTS.B , 17 .94% , 4/19/27 .... 26,036 1,883
FW2971812.UP.FTS.B , 18 .16% , 4/19/27 .. 18,953 18,779
L2972316.UP.FTS.B , 18 .63% , 4/19/27 .... 36,627 36,448
L2971776.UP.FTS.B , 19 .69% , 4/19/27 .... 4,980 4,706
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 4,101 4,113
FW2971982.UP.FTS.B , 21 .48% , 4/19/27 .. 1,274 1,266
L2970145.UP.FTS.B , 22 .58% , 4/19/27 .... 6,611 6,567
FW2971643.UP.FTS.B , 24 .95% , 4/19/27 .. 16,360 16,435
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 1,096 1,099
L2030886.UP.FTS.B , 25 .5% , 4/19/27 .... 15,436 15,504
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 3,015 3,023
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 773 768
FW2972102.UP.FTS.B , 26 .72% , 4/19/27 .. 2,526 2,536
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 4,663 4,676
FW2972030.UP.FTS.B , 28 .07% , 4/19/27 .. 3,903 3,913
L2100737.UP.FTS.B , 22 .28% , 4/23/27 .... 14,675 14,793
FW2101765.UP.FTS.B , 29 .07% , 4/23/27 .. 3,160 3,187
FW2103415.UP.FTS.B , 31 .09% , 4/23/27 .. 10,820 1,653
L2250389.UP.FTS.B , 13 .11% , 5/14/27 .... 14,506 13,645
L2247268.UP.FTS.B , 14 .22% , 5/14/27 .... 32,659 32,532
FW2248341.UP.FTS.B , 18 .43% , 5/14/27 .. 19,096 18,972
L2248252.UP.FTS.B , 18 .48% , 5/14/27 .... 2,135 2,121
FW2249414.UP.FTS.B , 19 .5% , 5/14/27 ... 5,476 5,443
FW2250365.UP.FTS.B , 20 .49% , 5/14/27 .. 22,480 22,298
L2248430.UP.FTS.B , 21 .51% , 5/14/27 .... 1,158 1,092
L2250392.UP.FTS.B , 22 .93% , 5/14/27 .... 2,583 2,589
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 2,318 2,325
L2250245.UP.FTS.B , 24 .75% , 5/14/27 .... 1,415 1,417
L2251286.UP.FTS.B , 25 .89% , 5/14/27 .... 1,719 1,717
FW2250225.UP.FTS.B , 30 .13% , 5/14/27 .. 1,493 106
FW2249682.UP.FTS.B , 30 .35% , 5/14/27 .. 1,318 1,322
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2252226.UP.FTS.B , 14 .86% , 5/15/27 .... $ 40,219 $ 37,915
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 3,439 961
FW2253145.UP.FTS.B , 24 .76% , 5/15/27 .. 11,676 –
FW2251714.UP.FTS.B , 28 .54% , 5/15/27 .. 4,797 4,808
FW2252591.UP.FTS.B , 31 .67% , 5/15/27 .. 6,704 1,922
L2250436.UP.FTS.B , 22 .79% , 5/27/27 .... 15,183 15,257
L2497417.UP.FTS.B , 12 .27% , 6/24/27 .... 18,541 4,750
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 7,311 7,250
FW2497520.UP.FTS.B , 17 .89% , 6/24/27 .. 4,924 4,891
FW2498266.UP.FTS.B , 27 .06% , 6/24/27 .. 3,355 3,313
FW2463420.UP.FTS.B , 28 .55% , 6/24/27 .. 827 826
FW2497583.UP.FTS.B , 31 .24% , 6/24/27 .. 6,462 996
L2472114.UP.FTS.B , 7 .63% , 6/25/27 ..... 13,406 13,311
L2503121.UP.FTS.B , 17 .35% , 6/25/27 .... 8,964 8,913
L2500638.UP.FTS.B , 25 .31% , 6/25/27 .... 819 821
FW2501208.UP.FTS.B , 25 .83% , 6/25/27 .. 15,499 2,348
FW2503491.UP.FTS.B , 26 .41% , 6/25/27 .. 1,719 1,726
FW2503221.UP.FTS.B , 29% , 6/25/27 .... 23,760 1,682
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 5,342 5,401
L1900981.UP.FTS.B , 20 .57% , 8/22/27 .... 2,417 2,302
L2032742.UP.FTS.B , 22 .42% , 9/12/27 .... 1,807 497
FW2972075.UP.FTS.B , 9 .42% , 9/19/27 ... 28,686 26,945
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 26,544 26,296
L2249726.UP.FTS.B , 12 .59% , 10/14/27 ... 6,400 873
L2499062.UP.FTS.B , 17 .84% , 11/24/27 ... 1,072 1,068
FW2500185.UP.FTS.B , 30 .96% , 11/24/27 . 6,704 6,729
FW2498394.UP.FTS.B , 31 .2% , 11/24/27 .. 4,602 318
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 30,384 30,205
FW2502838.UP.FTS.B , 16 .27% , 11/25/27 . 28,534 28,409
FW2497947.UP.FTS.B , 28 .25% , 11/27/27 . 30,665 284
L2971929.UP.FTS.B , 24 .66% , 2/19/28 .... 17,124 16,988
L1901406.UP.FTS.B , 27 .3% , 10/22/28 .... 4,391 4,461
3,198,639
Total Marketplace Loans (Cost $ 8,934,841 ) ......
$ 7,872,661

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $205,276,028
Cost - Non-controlled affiliates (Note 4c) ........................................................ 5,140,394
Value - Unaffiliated issuers .................................................................. $239,636,036
Value - Non-controlled affiliates (Note 4c) ....................................................... 5,140,394
Cash .................................................................................... 44,495
Receivables:
Investment securities sold ................................................................... 400,000
Dividends and interest ..................................................................... 2,925,622
Total assets .......................................................................... 248,146,547
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,200,500
Credit facility (Note 9 ) ...................................................................... 60,000,000
Management fees ......................................................................... 152,212
Trustees' fees and expenses ................................................................. 350
Accrued interest (Note 9 ) ................................................................... 287,583
Accrued expenses and other liabilities ........................................................... 254,158
Total liabilities ......................................................................... 61,894,803
Net assets, at value ................................................................. $186,251,744
Net assets consist of:
Paid-in capital ............................................................................. $158,969,690
Total distributable earnings (losses) ............................................................. 27,282,054
Net assets, at value ................................................................. $186,251,744
Shares outstanding ......................................................................... 25,131,894
Net asset value per share
a
.................................................................... $7.41
a
Net asset value per share may not recalculate due to rounding.

Franklin Universal Trust
Financial Statements
Statement of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $4,758)
Unaffiliated issuers ........................................................................ $1,638,890
Non-controlled affiliates (Note 4c) ............................................................. 106,209
Interest:
Unaffiliated issuers ........................................................................ 5,892,626
Total investment income ................................................................... 7,637,725
Expenses:
Management fees (Note 4 a ) ................................................................... 912,195
Transfer agent fees ......................................................................... 36,358
Custodian fees ............................................................................. 555
Reports to shareholders fees .................................................................. 38,005
Professional fees ........................................................................... 66,354
Trustees' fees and expenses .................................................................. 1,319
Amortization of note issuance costs (Note 3) ...................................................... 984
Marketplace lending fees (Note 1 e ) ............................................................. 202,469
Interest expense (Note 9 ) .................................................................... 1,753,202
Other .................................................................................... 66,787
Total expenses ......................................................................... 3,078,228
Expenses waived/paid by affiliates (Note 4c) ................................................... (7,460)
Net expenses ......................................................................... 3,070,768
Net investment income ................................................................ 4,566,957
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,014,011)
Foreign currency transactions ................................................................ 172
Net realized gain (loss) .................................................................. (2,013,839)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 5,247,943
Translation of other assets and liabilities denominated in foreign currencies .............................. 36
Net change in unrealized appreciation (depreciation) ............................................ 5,247,979
Net realized and unrealized gain (loss) ............................................................ 3,234,140
Net increase (decrease) in net assets resulting from operations .......................................... $7,801,097

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Universal Trust
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,566,957 $10,839,636
Net realized gain (loss) ................................................. (2,013,839) (6,179,649)
Net change in unrealized appreciation (depreciation) ........................... 5,247,979 (8,498,271)
Net increase (decrease) in net assets resulting from operations ................ 7,801,097 (3,838,284)
Distributions to shareholders .............................................. (6,408,633) (9,130,871)
Distributions to shareholders from tax return of capital ........................... — (5,224,467)
Total distributions to shareholders .......................................... (6,408,633) (14,355,338)
Net increase (decrease) in net assets ................................... 1,392,464 (18,193,622)
Net assets:
Beginning of period ..................................................... 184,859,280 203,052,902
End of period .......................................................... $186,251,744 $184,859,280

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 7,492,709
Operating expenses paid ..................................................................... (1,355,098)
Interest expense paid ........................................................................ (2,639,250)
Realized gain on foreign currency transactions ..................................................... 172
Purchases of long-term investments ............................................................. (23,164,732)
Sales and maturities of long-term investments ..................................................... 28,890,584
Net sales of short-term investments ............................................................. 2,199,661
Cash provided - operating activities .......................................................... 11,424,046
Cash flow from financing activities:
Proceeds from c redit f acility ................................................................... 60,000,000
Repayment of senior fixed rate Notes ............................................................ (65,000,000)
Cash distributions to shareholders .............................................................. (6,408,633)
Cash used - financing activities ............................................................. (11,408,633)
Net increase (decrease) in cash ................................................................. 15,413
Cash at beginning of period ..................................................................... 29,082
Cash at end of period ......................................................................... $44,495
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended February 29, 2024
Net increase (decrease) in net assets resulting from operating activities .................................... $ 7,801,097
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (114,459)
Amortization of Note issuance costs .......................................................... 984
Reinvested dividends from non-controlled affiliates ............................................... (106,209)
Interest received in the form of securities ...................................................... (15,250)
Decrease in dividends and interest receivable and other assets ..................................... 106,116
Decrease in interest payable ............................................................... (886,048)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (38,516)
Increase in payable for investments purchased ................................................. 1,200,500
Increase in receivable for investments sold ..................................................... (200,750)
Decrease in cost of investments ............................................................. 8,924,524
Decrease in unrealized depreciation on investments. ............................................. (5,247,943)
Net cash provided by operating activities ........................................................... $11,424,046

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York
Stock Exchange (NYSE), whichever is earlier. Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Board has designated
the Fund’s investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund's administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income in the Statement of Operations.
Paydown gains and losses are recorded as an adjustment
to interest income. The Fund may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized ($0.01 par value). During the periods ended
February 29, 2024 and August 31, 2023, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended February 29, 2024 and August 31,
2023, there were no shares repurchased.
3. Senior Fixed Rate Notes
During the period ended February 29, 2024, the Fund had $65 million five-year senior fixed rate notes outstanding, bearing interest at 3.91% per year. For the period ended February 29, 2024, total interest paid by the Fund was $1,270,750. The issuance costs of $114,819 incurred by the Fund were deferred and amortized on an interest method basis over the term of the Notes. For the period ended February 29, 2024, the Fund amortized $984 of Notes issuance costs. On September 15,
2023, the Notes matured and were paid in full.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund's gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 29, 2024, the Fund held investments in affiliated management investment companies as follows:
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2023, the Fund deferred late-year ordinary losses of $563.
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, bond discounts and premiums, corporate actions and complex securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, aggregated
$24,365,232 and $30,352,168, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $7,233,846 $24,464,184 $(26,557,636) $— $— $5,140,394 5,140,394 $106,209
Total Affiliated Securities ... $7,233,846 $24,464,184 $(26,557,636) $— $— $5,140,394 $106,209
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $81,983
Long term ................................................................................ 3,063,507
Total capital loss carryforwards ............................................................... $3,145,490
Cost of investments .......................................................................... $210,484,309
Unrealized appreciation ........................................................................ $52,980,683
Unrealized depreciation ........................................................................ (18,688,562)
Net unrealized appreciation (depreciation) .......................................................... $34,292,121
4. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Credit Risk and Defaulted Securities
At February 29, 2024, the Fund had 56.6% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
29, 2024, the aggregate value of these securities was $748,166 representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 29, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matures on September 14, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At February 29, 2024, the Fund had outstanding borrowings of $60,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended February 29, 2024, were $60,000,000 and 5.95%, respectively.
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
82,888
a
Diamond Sports Group LLC, Debtor-in-Possession Term
Loan, PIK, 6.5%, 11/30/24 .................... 2/13/24 $ 82,888 $ 82,888
757,734
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 790,481 —
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $873,369 $82,888
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $242,661 as of February 29, 2024.
†
Rounds to less than 0.1% of net assets.

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 45,469,063 $ — $ — $ 45,469,063
Independent Power and Renewable Electricity
Producers .......................... 703,120 1,579,477 — 2,282,597
Metals & Mining ....................... 4,579,583 — — 4,579,583
Multi-Utilities .......................... 30,186,980 — — 30,186,980
Oil, Gas & Consumable Fuels ............. 2,556,463 312,716 — 2,869,179
Preferred Stocks ......................... 580,250 — — 580,250
Warrants ............................... 1,076 — — 1,076
Corporate Bonds :
Automobile Components ................. — 4,702,357 — 4,702,357
Automobiles .......................... — 1,058,584 — 1,058,584
Banks ............................... — 906,001 — 906,001
Beverages ........................... — 635,638 — 635,638
Biotechnology ......................... — 365,725 — 365,725
Building Products ...................... — 4,638,600 — 4,638,600
Capital Markets ........................ — 1,363,621 — 1,363,621
Chemicals ........................... — 5,583,671 — 5,583,671
Commercial Services & Supplies ........... — 4,053,581 — 4,053,581
Communications Equipment .............. — 852,781 — 852,781
Construction & Engineering ............... — 1,032,109 — 1,032,109
Consumer Finance ..................... — 3,390,357 — 3,390,357
Consumer Staples Distribution & Retail ...... — 1,426,675 — 1,426,675
Containers & Packaging ................. — 7,074,515 — 7,074,515
Distributors ........................... — 833,660 — 833,660
Diversified Consumer Services ............ — 1,544,316 — 1,544,316
Diversified REITs ...................... — 2,094,521 — 2,094,521
Diversified Telecommunication Services ..... — 3,780,111 — 3,780,111
Electric Utilities ........................ — 1,346,805 — 1,346,805
Electrical Equipment .................... — 2,567,063 — 2,567,063
Electronic Equipment, Instruments &
Components ........................ — 445,694 — 445,694
Energy Equipment & Services ............. — 5,607,138 — 5,607,138
Entertainment ......................... — 828,129 — 828,129
Financial Services ...................... — 6,338,848 — 6,338,848
Food Products ........................ — 2,957,992 — 2,957,992
Ground Transportation .................. — 1,496,488 — 1,496,488

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Health Care Equipment & Supplies ......... $ — $ 1,305,921 $ — $ 1,305,921
Health Care Providers & Services .......... — 5,572,839 — 5,572,839
Health Care REITs ..................... — 178,345 — 178,345
Hotel & Resort REITs ................... — 307,522 — 307,522
Hotels, Restaurants & Leisure ............. — 10,196,971 —
a
10,196,971
Household Durables .................... — 4,470,135 — 4,470,135
Independent Power and Renewable Electricity
Producers .......................... — 3,275,527 — 3,275,527
Insurance ............................ — 1,626,698 — 1,626,698
IT Services ........................... — 3,317,941 — 3,317,941
Life Sciences Tools & Services ............ — 1,023,750 — 1,023,750
Machinery ............................ — 2,946,215 — 2,946,215
Media ............................... — 6,053,507 — 6,053,507
Metals & Mining ....................... — 3,034,990 — 3,034,990
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,512,182 — 1,512,182
Oil, Gas & Consumable Fuels ............. — 17,467,196 —
a
17,467,196
Paper & Forest Products ................. — 337,004 — 337,004
Passenger Airlines ..................... — 1,578,702 — 1,578,702
Personal Care Products ................. — 712,343 — 712,343
Pharmaceuticals ....................... — 2,443,707 — 2,443,707
Real Estate Management & Development .... — 1,338,689 — 1,338,689
Software ............................. — 2,213,020 — 2,213,020
Specialized REITs ...................... — 990,408 — 990,408
Specialty Retail ........................ — 3,231,504 — 3,231,504
Textiles, Apparel & Luxury Goods .......... — 401,302 — 401,302
Trading Companies & Distributors .......... — 1,763,304 — 1,763,304
Wireless Telecommunication Services ....... — 982,859 — 982,859
Senior Floating Rate Interests ............... — 155,474 82,888 238,362
Marketplace Loans ....................... — — 7,872,661
a
7,872,661
Asset-Backed Securities ................... — 317,599 — 317,599
Escrows and Litigation Trusts ............... — 31,125 — 31,125
Short Term Investments ................... 5,140,394 — — 5,140,394
Total Investments in Securities ........... $89,216,929 $147,603,952 $7,955,549 $244,776,430
a
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 29, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 29, 2024, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Senior Floating Rate
Interests :
Media ........... — 82,888 — — — — — — 82,888 —
Marketplace Loans :
Financial Services ... 11,122,540
c
15,496 (3,437,879) — — — (159,471) 331,975 7,872,661
c
(79,533)
Total Investments in
Securities ............ $11,122,540 $98,384 $(3,437,879) $— $— $— $(159,471) $331,975 $7,955,549 $(79,533)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
...........
$7,872,661 Discounted cash flow Loss-adjusted
discount rate
0.8% - 19.9%
(8.2%)
Decrease
Projected loss rate 2.6% - 83.4%
(18.3%)
Decrease
All Other Investments
..........
82,888
c,d
Total $7,955,549
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Important Information to Shareholders

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Semiannual Report
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.

Franklin Universal Trust
Annual Meeting of Shareholders

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Universal Trust (Fund) was held on March 7, 2024. At the
Meeting, shareholders elected Terrence J. Checki, Mary C. Choksi and Larry D. Thompson as Trustees of the Fund to hold office for a three year term, set to expire at the 2027 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig and Valerie M. Williams
are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Terrence J. Checki 14,055,756 3,730,520
Mary C. Choksi 14,047,910 3,738,366
Larry D. Thompson 14,056,130 3,730,146

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY
10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.   N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:
Terrence J. Checki,
Mary C. Choksi
,
Edith E. Holiday,
J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES
Franklin Templeton Investment Solutions, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in
situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP
The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES
Situations Where Proxies Are Not Voted
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A
These Proxy Policies apply to accounts managed by personnel within
Franklin Templeton Investment Solutions, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)
Franklin Advisory Services, LLC (FASL)
Franklin Mutual Advisers LLC (FMA)
Franklin Templeton Investments Corp. (FTIC)
Franklin Templeton Investment Management Limited (FTIML)
Templeton Asset Management Ltd. (TAML)
The following Proxy Policies apply to FAV, FMA, FTIC, FTIML, and TAML only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

In addition, the Investment Managers receive in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the investment manager to formally vote in line with these opinions. This research supports the independent vote decision making process, and may reduce reliance on third-party advice for certain votes.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.
The following Proxy Policies apply to FASL only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Passively managed exchange traded funds (collectively, “ETFs”), seek to track a particular securities index. As a result, each ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in an ETF’s investment portfolio is whether such security is a representative component of the securities index that the ETF is seeking to track, the ETFs do not require the fundamental security research and analyst coverage that an actively managed portfolio would require. Accordingly, in light of the high number of positions held by an ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote. Permitting the Investment Manager of the ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by an ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Managers.

In addition, the investment managers receive in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the investment manager to formally vote in line with these opinions. This research supports the independent vote decision making process, and may reduce reliance on third-party advice for certain votes.

The following Proxy Policies apply to FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Manager may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices.

The following Proxy Policies apply to FTIC only:
RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES
To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser or vote proxies in accordance with the Affiliated Subadviser’s recommendations.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

For the period ended February 29, 2024, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$-
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$-
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$-
Administrative fees not included in a revenue split	$-
Indemnification fees not included in a revenue split	$-
Rebate (paid to borrower)	$-
Other fees not included above	$-
Aggregate fees/compensation paid by the Fund for securities lending activities	$-
Net income from securities lending activities	$-

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024